UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

INVESTMENT COMPANY ACT FILE NUMBER: 811-23815

EXACT NAME OF REGISTRANT AS SPECIFIED IN CHARTER:	Calamos Aksia Alternative Credit and Income Fund

ADDRESS OF PRINCIPAL EXECUTIVE OFFICES:	2020 Calamos Court
Naperville, Illinois 60563-2787

NAME AND ADDRESS OF AGENT FOR SERVICE:	Stephen Atkins, Treasurer
Calamos Advisors LLC
2020 Calamos Court
Naperville, Illinois 60563-2787

REGISTRANT’S TELEPHONE NUMBER, INCLUDING AREA CODE: (630) 245-7200

DATE OF FISCAL YEAR END: March 31, 2024

DATE OF REPORTING PERIOD: April 1, 2024 through September 30, 2024

ITEM 1(a). REPORT TO SHAREHOLDERS.

Calamos Aksia Alternative
Credit and Income Fund

SEMIANNUAL REPORT SEPTEMBER 30, 2024

Introducing an all-weather private credit approach

Calamos Advisors LLC, a leader in liquid alternatives, and Aksia LLC, a global leader in private credit, have joined forces to offer Calamos Aksia Alternative Credit and Income Fund — an institutional-style private credit solution that seeks to address the challenges of interest rates, inflation, market volatility, economic uncertainty and the search for income.

Pursuing a unique opportunity in private credit

Institutional Access: Taps into the growing private credit asset class, leveraging Aksia LLC's global relationships, leading sourcing partners and potential deal flow

Broad Private Credit Exposure: Seeks to invest in the full spectrum of global private credit, beyond just direct lending and traded credit

Interval Fund Convenience: Encompasses point-and-click daily subscriptions, no accredited investor requirement and quarterly distributions with reporting on Form 1099-DIV

Liquidity Management Capabilities: Actively manages liquidity with the aim of generating yield while prepositioning for 5% quarterly repurchase needs

Enhanced Income: Targets attractive yield and lower correlation; supported by diverse return drivers and collateral exposures

Favorable Time to Invest: Offers a clean portfolio to capitalize on market paradigm shifts, reduced liquidity for borrowers and persistent demand for capital

The opinions referenced are as of the date of the publication, are subject to change due to changes in the market or economic conditions, and may not necessarily come to pass. The information contained herein is for informational purposes only and should not be considered investment advice. See Fund Prospectus for detailed information.

TABLE OF CONTENTS

Consolidated Schedule of Investments	1
Consolidated Statement of Assets and Liabilities	11
Consolidated Statement of Operations	13
Consolidated Statements of Changes In Net Assets	14
Consolidated Statement of Cash Flows	15
Consolidated Financial Highlights	16
Notes to Consolidated Financial Statements	20
Risk Factors	34
Privacy Policy	35

Consolidated Schedule of Investments As of September 30, 2024 (Unaudited)

PRINCIPAL AMOUNT		VALUE
ASSET-BACKED SECURITIES (0.8%)
	Financial Services (0.8%)
$1,000,000	Barings Middle Market CLO 2023-II Ltd. 9.432% (SOFR+415 basis points), 1/20/2032[1,2,3]	$1,007,271
500,000	POST CLO 2024-1 Ltd. 0.000% 4/20/2037[1,2,4,5]	450,000
250,000	Sandstone Peak II Ltd. 0.000% 7/20/2036[1,2,4,5]	267,000
500,000	Sandstone Peak III Ltd. 0.000% 4/25/2037[1,2,4,5]	528,800
	TOTAL ASSET-BACKED SECURITIES (Cost $2,200,000)	2,253,071
CORPORATE LOANS (91.5%)
	Automobile Components (0.1%)
243,655	American Axle & Manufacturing, Inc. First Lien Term Loan, 8.096% (SOFR+300 basis points), 12/13/2029[2,3]	244,722
	Banks (0.2%)
500,000	Dragon Buyer, Inc. First Lien Term Loan, 8.095% (SOFR+325 basis points), 9/30/2031[2,3]	498,250
	Building Products (0.1%)
399,000	MIWD Holding Company LLC First Lien Term Loan, 7.845% (SOFR+350 basis points), 3/28/2031[2,3]	400,191
	Capital Markets (1.8%)
769,231	Betterment Holdings, Inc. First Lien Delay Draw, 0.500%, 10/6/2027[3,6,7,8]	8,296
1,230,769	First Lien Term Loan, 13.000% (PRIME+450 basis points), 10/6/2027[3,6,7]	1,244,044
735,294	ECP GOM III, LLC First Lien Delay Draw, 11.582% (SOFR+625 basis points), 4/13/2029[3,6,8]	(11,757)
4,158,088	First Lien Term Loan, 11.582% (SOFR+625 basis points), 4/13/2029[3,6]	4,091,602
		5,332,185
	Chemicals (1.5%)
746,241	Chemours Co. First Lien Term Loan, 8.346% (SOFR+350 basis points), 8/18/2028[2,3]	747,640
1,990,000	Formulations Parent Corporation First Lien Term Loan, 10.868% (SOFR+575 basis points), 11/15/2030[3,6]	1,971,523
748,747	INEOS U.S. Finance LLC First Lien Term Loan, 8.095% (SOFR+325 basis points), 2/19/2030[2,3]	749,282
496,838	LSF11 A5 HoldCo LLC First Lien Term Loan, 8.460% (SOFR+350 basis points), 10/16/2028[2,3]	496,528
PRINCIPAL AMOUNT			VALUE
$496,186		W.R. Grace Holdings LLC First Lien Term Loan, 7.854% (SOFR+325 basis points), 9/22/2028[2,3]	$498,047
			4,463,020
		Commercial Services & Supplies (8.2%)
230,572		Associations, Inc. First Lien Revolver, 0.500%, 7/2/2028[3,6,8]	910
287,754		First Lien Delay Draw, 2.500%, 7/2/2028[3,6,8]	1,135
3,713,016		First Lien Term Loan, 12.004% (SOFR+676 basis points), 7/2/2028[3,6]	3,727,668
795,150		First Lien Term Loan, 14.250%, 5/3/2030[3,6,9,10]	826,956
218,382		DMT Solutions Global Corporation First Lien Term Loan, 12.743% (SOFR+810 basis points), 8/30/2027[3,6]	216,676
235,294		First Lien Term Loan, 13.414% (SOFR+810 basis points), 8/30/2027[3,6]	233,456
235,294		First Lien Term Loan, 13.364% (SOFR+810 basis points), 8/30/2027[3,6]	233,456
235,294		First Lien Term Loan, 13.414% (SOFR+810 basis points), 8/30/2027[3,6]	233,456
210,238		Landscape Workshop, LLC First Lien Delay Draw, 0.750%, 3/31/2027[6,7,8]	(1,855)
55,270		First Lien Delay Draw, 10.464% (SOFR+565 basis points), 3/31/2027[3,6,7]	54,783
742,523		First Lien Term Loan, 10.254% (SOFR+565 basis points), 3/31/2027[3,6,7]	735,972
5,157		First Lien Delay Draw, 10.463% (SOFR+565 basis points), 3/31/2027[3,6,7]	5,112
738,524		Lynx Franchising, LLC First Lien Term Loan, 12.225% (SOFR+700 basis points), 12/23/2026[3,6,7]	739,495
14,229,711	SEK	Nordic Climate Group First Lien Term Loan, 9.191% (STIBOR+575 basis points), 5/29/2031[3,6,11]	1,389,491
1,861,225	EUR	First Lien Term Loan, 9.218% (EURIBOR+575 basis points), 5/29/2031[3,6,11]	2,054,447
13,060,636	SEK	First Lien Delay Draw, 9.218% (EURIBOR+575 basis points), 5/29/2031[3,6,10,11]	483,291
3,980,000		Security Services Acquisition Corp. First Lien Term Loan, 10.695% (SOFR+585 basis points), 9/30/2027[3,6]	3,944,161
—		SEI Holdings I Corporation First Lien Delay Draw, 1.000%, 3/27/2028[6,8]	(18,368)
863,765		First Lien Term Loan, 9.845% (SOFR+500 basis points), 3/27/2028[3,6,7]	855,127
34,814		First Lien Delay Draw, 10.247% (SOFR+500 basis points), 3/27/2028[3,6]	34,465
36,208		First Lien Delay Draw, 10.174% (SOFR+500 basis points), 3/27/2028[3,6,7]	35,846

See accompanying Notes to Consolidated Financial Statements.

Consolidated Schedule of Investments As of September 30, 2024 (Unaudited)

PRINCIPAL AMOUNT		VALUE
$10,794	First Lien Delay Draw, 10.200% (SOFR+500 basis points), 3/27/2028[3,6,7]	$10,686
42,474	First Lien Delay Draw, 10.247% (SOFR+500 basis points), 3/27/2028[3,6,7,10]	42,049
3,000,000	Southern Graphics Inc. First Lien Revolver, 11.083% (SOFR+600 basis points), 12/18/2026[3,6,7]	2,520,360
2,976,954	VRC Companies LLC First Lien Term Loan, 11.014% (SOFR+576 basis points), 6/29/2027[3,6]	2,980,743
2,884,500	World Water Works, Inc. First Lien Term Loan, 13.820% (SOFR+850 basis points), 7/3/2029[3,6]	2,859,257
		24,198,775
	Construction Materials (0.1%)
248,715	ACProducts Holdings, Inc. First Lien Term Loan, 9.115% (SOFR+425 basis points), 5/17/2028[2,3]	209,098
	Construction & Engineering (6.5%)
110,837	LJ Avalon Holdings LLC First Lien Revolver, 0.500%, 2/1/2029[6,8]	(982)
86,227	First Lien Delay Draw, 1.000%, 2/1/2030[6,8]	(764)
9,845	First Lien Delay Draw, 10.095% (SOFR+525 basis points), 2/1/2030[3,6]	9,758
42,662	First Lien Delay Draw, 10.502% (SOFR+525 basis points), 2/1/2030[3,6]	42,284
314,181	First Lien Term Loan, 10.478% (SOFR+525 basis points), 2/1/2030[3,6]	311,398
17,309	First Lien Delay Draw, 10.502% (SOFR+525 basis points), 2/1/2030[3,6]	17,156
5,985,500	Novel Mezzanine Borrower LLC Mezzanine Delay Draw, 13.750% (SOFR+1,375 basis points), 7/11/2030[3,6,10]	5,818,319
600,000	NRO Holdings III Corp. First Lien Revolver, 0.500%, 7/15/2030[6,8]	(11,474)
1,285,714	First Lien Delay Draw, 0.500%, 7/15/2031[6,8]	(11,730)
4,114,286	First Lien Term Loan, 10.551% (SOFR+525 basis points), 7/15/2031[3,6]	4,035,607
640,000	OSR Intermediate LLC First Lien Revolver, 0.500%, 3/15/2029[6,8]	(5,974)
533,333	First Lien Delay Draw, 1.000%, 3/15/2029[6,8]	355
80,000	First Lien Revolver, 10.949% (SOFR+600 basis points), 3/15/2029[3,6]	79,253
2,653,333	First Lien Term Loan, 10.965% (SOFR+600 basis points), 3/15/2029[3,6]	2,628,567
80,000	First Lien Revolver, 11.016% (SOFR+600 basis points), 3/15/2029[3,6]	79,253
222,222	Southland Holdings LLC First Lien Delay Draw, 12.004% (SOFR+725 basis points), 9/29/2028[6,7,8]	(2,222)
1,555,556	First Lien Term Loan, 12.004% (SOFR+725 basis points), 9/29/2028[3,6,7]	1,540,000
PRINCIPAL AMOUNT			VALUE
$242,108		USIC Holdings, Inc. First Lien Delay Draw, 0.500%, 9/5/2031[6,8]	$	(—)
275,891		First Lien Revolver, 0.500%, 9/5/2031[6,8]		(2,759)
214,582		First Lien Revolver, 10.095% (SOFR+525 basis points), 9/5/2031[3,6]		212,436
4,214,998		First Lien Term Loan, 10.095% (SOFR+525 basis points), 9/5/2031[3,6]		4,172,848
45,982		First Lien Revolver, 10.333% (SOFR+525 basis points), 9/5/2031[3,6]		45,522
6,440		First Lien Delay Draw, 10.345% (SOFR+550 basis points), 9/5/2031[3,6]		6,375
				18,963,226
		Consumer Staples Distribution & Retail (0.6%)
996,806		PetSmart, LLC. First Lien Term Loan, 8.695% (SOFR+375 basis points), 2/14/2028[2,3]		989,774
648,375		Unitied Natural Foods, Inc. First Lien Term Loan, 9.596% (SOFR+475 basis points), 5/1/2031[2,3]		651,617
				1,641,391
		Containers & Packaging (3.3%)
674,797	EUR	Knpak Intermediate III Limited First Lien Delay Draw, 0.500%, 3/26/2031[6,8,11]		21,158
125,895	EUR	First Lien Revolver, 0.500%, 3/26/2031[6,8,11]		2,931
368,500		First Lien Delay Draw, 0.500%, 3/26/2031[6,8]		(1,414)
1,743,696	EUR	First Lien Term Loan, 9.222% (EURIBOR+550 basis points), 3/26/2031[3,6,11]		1,918,157
275,000		First Lien Revolver, 10.747% (SOFR+550 basis points), 3/26/2031[3,6,10]		101,383
952,215		First Lien Term Loan, 10.835% (SOFR+550 basis points), 3/26/2031[3,6]		941,421
738,665		Tank Holding Corp. First Lien Term Loan, 11.097% (SOFR+585 basis points), 3/31/2028[3,6,7]		725,457
6,000,000		Transcendia Holdings, Inc. First Lien Term Loan, 11.345% (SOFR+650 basis points), 11/23/2029[3,6]		5,885,041
				9,594,134
		Distributors (0.1%)
247,508		Windsor Holdings III LLC First Lien Term Loan, 8.461% (SOFR+400 basis points), 8/1/2030[2,3]		248,989
—		First Lien Term Loan, 8.461% (SOFR+350 basis points), 8/1/2030[2,3,8]		—
				248,989
		Diversified Consumer Services (0.5%)
1,480,916		Cambium Learning Group, Inc. First Lien Term Loan, 10.882% (SOFR+560 basis points), 7/20/2028[3,6]		1,480,916

See accompanying Notes to Consolidated Financial Statements.

CALAMOS AKSIA ALTERNATIVE CREDIT AND INCOME FUND SEMIANNUAL REPORT

Consolidated Schedule of Investments As of September 30, 2024 (Unaudited)

PRINCIPAL AMOUNT			VALUE
		Diversified Telecommunication Services (2.5%)
$600,000	EUR	Altissimum First Lien Delay Draw, 1.250%, 10/31/2030[6,8,11]	$13,494
3,400,000	EUR	First Lien Term Loan, 8.845% (EURIBOR+550 basis points), 10/31/2030[3,6,11]	3,719,190
1,000,000		Frontier Communications Parent, Inc. First Lien Term Loan, 8.763% (SOFR+350 basis points), 7/1/2031[2,3]	1,008,750
282,759		Honeycomb Private Holdings II, LLC First Lien Delay Draw, 1.000%, 12/27/2029[6,8]	1,811
1,646,896		First Lien Term Loan, 11.424% (SOFR+625 basis points), 12/27/2029[3,6]	1,645,093
62,069		First Lien Delay Draw, 11.424% (SOFR+625 basis points), 12/27/2029[3,6,10]	62,001
497,358		Windstream Services LLC First Lien Term Loan, 11.270% (SOFR+625 basis points), 9/21/2027[2,3]	498,393
500,000		First Lien Term Loan, 9.670% (SOFR+475 basis points), 9/26/2031[2,3]	501,250
			7,449,982
		Electrical Equipment (0.8%)
266,667		Clarience Technologies LLC Unitranche Revolver, 10.854% (SOFR+575 basis points), 2/13/2030[3,6]	3,592
266,667		Unitranche Delay Draw, 1.000%, 2/13/2031[6,8]	925
2,454,333		Unitranche Term Loan, 10.863% (SOFR+575 basis points), 2/13/2031[3,6]	2,462,850
			2,467,367
		Electronic Equipment, Instruments & Components (2.7%)
6,904,024		Opus Inspection, Inc. First Lien Term Loan, 13.104% (SOFR+850 basis points), 11/26/2029[3,6,9]	6,873,656
1,057,000		Speciality Measurement Holdco Limited Unitranche Term Loan, 12.092% (SOFR+676 basis points), 11/18/2030[3,6,7]	1,043,606
			7,917,262
		Energy Equipment & Services (0.1%)
248,125		New Fortress Energy, Inc. First Lien Term Loan, 10.252% (SOFR+500 basis points), 10/30/2028[2,3]	225,838
		Entertainment (0.3%)
1,380,000		Crown Finance US, Inc. First Lien Revolver, 0.750%, 7/31/2027[6,7,8]	(6,094)
920,000		First Lien Revolver, 11.810% (SOFR+662 basis points), 7/31/2027[3,6,7]	915,938
			909,844
		Financial Services (1.7%)
1,000,000		Clear SPV V US L.P. First Lien Delay Draw, 16.201% (SOFR+1,100 basis points), 4/5/2027[3,6,10]	614,635
PRINCIPAL AMOUNT		VALUE
$2,566	Cor Leonis Limited First Lien Revolver, 0.750%, 5/15/2028[6,8]	$2
799,950	First Lien Revolver, 12.104% (SOFR+750 basis points), 5/15/2028[3,6,10]	800,570
697,484	First Lien Revolver, 12.104% (SOFR+750 basis points), 5/15/2028[3,6]	698,024
899,435	Galway Borrower, LLC First Lien Term Loan, 9.104% (SOFR+450 basis points), 9/29/2028[3,6]	900,310
44,200	First Lien Delay Draw, 0.500%, 9/29/2028[6,8]	485
82,753	More Cowbell II LLC First Lien Revolver, 0.500%, 9/3/2029[6,7,8]	20,446
10,888	First Lien Revolver, 9.436% (SOFR+500 basis points), 9/3/2029[3,6]	10,750
47,909	First Lien Revolver, 9.740% (SOFR+500 basis points), 9/3/2029[3,6,7]	47,299
108,885	First Lien Delay Draw, 1.000%, 9/2/2030[6,8]	(570)
992,068	First Lien Term Loan, 8.888% (SOFR+500 basis points), 9/3/2030[3,6]	979,435
747,502	Osaic Wealth, Inc. First Lien Term Loan, 9.247% (SOFR+400 basis points), 8/16/2028[2,3]	740,374
		4,811,760
	Food Products (3.7%)
705,907	Clydesdale Acquisition Holdings, Inc. First Lien Term Loan, 8.020% (SOFR+375 basis points), 4/13/2029[2,3]	703,084
299,250	Fiesta Purchaser, Inc. First Lien Term Loan, 8.846% (SOFR+400 basis points), 2/12/2031[2,3]	299,811
411,429	Ozark Holdings LLC First Lien Revolver, 0.500%, 8/5/2030[6,8]	(8,229)
5,485,714	First Lien Term Loan, 10.924% (SOFR+575 basis points), 8/5/2030[3,6]	5,396,577
3,980,000	Rushmore Investment III LLC First Lien Term Loan, 11.532% (SOFR+625 basis points), 10/18/2030[3,6]	3,942,104
497,675	TKC Holdings, Inc. First Lien Term Loan, 9.965% (SOFR+500 basis points), 5/15/2028[2,3]	497,366
		10,830,713
	Ground Transportation (0.3%)
32,370	ITI Intermodal Services, LLC First Lien Delay Draw, 10.595% (SOFR+635 basis points), 12/21/2027[3,6,7]	31,544
244,131	First Lien Delay Draw, 10.845% (SOFR+660 basis points), 12/21/2027[3,6,7]	239,543
462,249	First Lien Term Loan, 10.846% (SOFR+660 basis points), 12/21/2027[3,6,7]	453,562
		724,649
	Health Care Equipment & Supplies (2.1%)
55,556	Medical Device, Inc. First Lien Revolver, 0.500%, 7/11/2029[6,8]	(82)
440,000	First Lien Term Loan, 11.204% (SOFR+660 basis points), 7/11/2029[3,6]	439,347

See accompanying Notes to Consolidated Financial Statements.

Consolidated Schedule of Investments As of September 30, 2024 (Unaudited)

PRINCIPAL AMOUNT		VALUE
$937,500	Par Excellence Holdings, Inc. First Lien Revolver, 0.500%, 9/3/2030[6,8]	$(9,375)
4,062,500	First Lien Term Loan, 10.016% (SOFR+500 basis points), 9/3/2030[3,6]	4,021,875
219,450	Peloton Interactive, Inc. First Lien Term Loan, 10.845% (SOFR+600 basis points), 5/30/2029[2,3]	220,712
1,570,393	TecoStar Holdings, Inc. First Lien Term Loan, 13.805% (SOFR+850 basis points), 7/6/2029[3,6,9]	1,585,657
		6,258,134
	Health Care Providers & Services (1.3%)
1,061,500	JDC Healthcare Management, LLC First Lien Term Loan, 18.836% (SOFR+1,350 basis points), 9/29/2028[3,6,7,9]	1,030,244
2,277,103	Space Intermediate III, Inc. Unitranche Term Loan, 11.306% (SOFR+625 basis points), 11/8/2029[3,6,9]	2,293,249
248,750	Star Parent, Inc. First Lien Term Loan, 9.330% (SOFR+400 basis points), 9/30/2030[2,3]	242,392
248,570	Team Health Holdings, Inc. First Lien Term Loan, 10.497% (SOFR+525 basis points), 3/2/2027[2,3]	238,433
		3,804,318
	Health Care Technology (4.8%)
833,333	Badge 21 Midco Holdings LLC First Lien Revolver, 9.854% (SOFR+525 basis points), 7/9/2030[3,6,10]	112,500
2,083,333	First Lien Delay Draw, 1.000%, 7/9/2031[6,8]	(15,625)
4,583,334	First Lien Term Loan, 9.854% (SOFR+525 basis points), 7/9/2031[3,6]	4,518,462
5,011,111	Honor Technology, Inc. First Lien Term Loan, 12.840% (SOFR+750 basis points), 5/30/2029[3,6,9]	4,940,673
1,980,000	PracticeTek Purchaser, LLC First Lien Term Loan, 10.595% (SOFR+575 basis points), 8/30/2029[3,6]	1,998,390
2,487,500	Ruby Buyer, LLC First Lien Term Loan, 11.783% (SOFR+650 basis points), 12/21/2029[3,6]	2,469,063
		14,023,463
	Hotel & Resort REITs (1.4%)
5,000,000	Scottsdale Plaza Resort & Villas First Lien Delay Draw, 14.073% (SOFR+896 basis points), 4/9/2027[3,6,7,10]	3,985,141
	Hotels, Restaurants & Leisure (0.7%)
237,437	Caesars Entertainment, Inc. First Lien Term Loan, 7.595% (SOFR+325 basis points), 2/6/2030[2,3]	237,900
964,272	Carnival Corporation & plc First Lien Term Loan, 7.595% (SOFR+375 basis points), 8/9/2027[2,3]	968,187
746,186	Fertitta Entertainment, Inc. First Lien Term Loan, 8.847% (SOFR+400 basis points), 1/29/2029[2,3]	744,970
		1,951,057
PRINCIPAL AMOUNT			VALUE
		Insurance (3.1%)
$4,919,467		Accuserve Solutions, Inc. Unitranche Term Loan, 10.035% (SOFR+525 basis points), 3/15/2030[3,6]	$4,846,460
998,750		Acrisure, LLC First Lien Term Loan, 8.211% (SOFR+325 basis points), 11/6/2030[2,3]	997,711
500,000		Alliant Holdings Intermediate LLC First Lien Term Loan, 7.965% (SOFR+300 basis points), 9/19/2031[2,3]	497,765
498,750		Amynta Agency, Inc. First Lien Term Loan, 8.997% (SOFR+375 basis points), 2/28/2028[2,3]	499,413
748,000		Assured Partners, Inc. First Lien Term Loan, 8.346% (SOFR+350 basis points), 2/14/2031[2,3]	748,131
498,752		BroadStreet Partners, Inc. First Lien Term Loan, 8.095% (SOFR+325 basis points), 6/16/2031[2,3]	497,338
996,752		HUB International Ltd. First Lien Term Loan, 8.225% (SOFR+300 basis points), 6/20/2030[2,3]	996,423
			9,083,241
		Interactive Media & Services (0.2%)
374,052		Revelstoke Bidco Limited First Lien Delay Draw, 2.187%, 11/29/2030[6,7,8]	465
625,948		First Lien Term Loan, 11.585% (SOFR+625 basis points), 11/29/2030[3,6,7]	617,338
			617,803
		IT Services (2.2%)
747,442		Cincinnati Bell, Inc. First Lien Term Loan, 8.679% (SOFR+325 basis points), 11/24/2028[2,3]	746,788
248,715		Endure Digital, Inc. First Lien Term Loan, 8.471% (SOFR+350 basis points), 2/10/2028[2,3]	220,534
500,000		Level 3 Financing, Inc. First Lien Term Loan, 11.415% (SOFR+656 basis points), 4/16/2029[2,3]	511,312
135,364		Salute Mission Critical LLC First Lien Revolver, 0.500%, 11/30/2029[6,8]	—
666,667		First Lien Term Loan, 9.965% (SOFR+500 basis points), 11/30/2029[3,6]	676,858
188,562		First Lien Delay Draw, 9.965% (SOFR+500 basis points), 11/30/2029[3,6]	191,444
2,977,500		Smartronix, LLC First Lien Term Loan, 10.345% (SOFR+610 basis points), 11/23/2028[3,6]	2,940,885
1,009,530	EUR	Xebia Group Holding B.V. First Lien Term Loan, 10.345% (EURIBOR+700 basis points), 7/30/2027[3,6,11]	1,091,520
			6,379,341
		Life Sciences Tools & Services (0.3%)
989,779		Life Science Intermediate Holdings, LLC First Lien Delay Draw, 10.445% (SOFR+560 basis points), 6/10/2027[3,6]	969,984

See accompanying Notes to Consolidated Financial Statements.

CALAMOS AKSIA ALTERNATIVE CREDIT AND INCOME FUND SEMIANNUAL REPORT

Consolidated Schedule of Investments As of September 30, 2024 (Unaudited)

PRINCIPAL AMOUNT			VALUE
		Machinery (2.4%)
$7,000,000		Spectrum Safety Solutions Purchaser, LLC First Lien Term Loan, 10.332% (SOFR+500 basis points), 7/1/2031[3,6,7]	$6,907,445
		Media (0.3%)
250,000		Clear Channel Outdoor Americas, Inc. First Lien Term Loan, 8.960% (SOFR+400 basis points), 8/23/2028[2,3]	249,778
505,365		DIRECT TV Inc. First Lien Term Loan, 9.960% (SOFR+500 basis points), 8/2/2027[2,3]	506,292
249,375		Gray Television, Inc. First Lien Term Loan, 10.094% (SOFR+525 basis points), 6/4/2029[2,3]	240,108
			996,178
		Mortgage Real Estate Investment Trusts (REITs) (0.8%)
3,000,000		Ready Term Holdings, LLC First Lien Delay Draw, 10.596% (SOFR+550 basis points), 4/12/2029[3,6,10]	2,403,994
		Oil, Gas & Consumable Fuels (0.3%)
993,089		Par Pacific Holdings, Inc. First Lien Term Loan, 9.064% (SOFR+375 basis points), 2/28/2030[2,3]	996,296
		Passenger Airlines (0.3%)
398,000		Air Canada First Lien Term Loan, 7.253% (SOFR+250 basis points), 3/21/2031[2,3]	399,492
497,500		United Airlines Holdings, Inc. First Lien Term Loan, 8.034% (SOFR+275 basis points), 2/24/2031[2,3]	499,055
			898,547
		Pharmaceuticals (0.8%)
1,034,933		Amneal Pharmaceuticals, LLC First Lien Term Loan, 10.346% (SOFR+550 basis points), 5/4/2028[2,3]	1,049,163
248,723		Freya US Finco LLC First Lien Delay Draw, 1.250%, 10/31/2030[6,7,8]	35
1,036,345		First Lien Term Loan, 11.389% (SOFR+625 basis points), 10/31/2030[3,6,7]	1,023,537
395,458		Jazz Pharmaceuticals plc First Lien Term Loan, 7.329% (SOFR+300 basis points), 5/5/2028[2,3]	395,494
			2,468,229
		Professional Services (7.8%)
2,500,000	EUR	Breeze Buyer B.V. Unitranche Term Loan, 9.557% (EURIBOR+600 basis points), 1/9/2031[3,6,11]	2,770,955
379,395	GBP	Corsair Blade IV (Luxembourg) S.A.R.L. Unitranche Revolver, 9.301% (EURIBOR+575 basis points), 12/23/2030[3,6,11]	498,589
PRINCIPAL AMOUNT			VALUE
$320,320	EUR	Unitranche Term Loan, 9.455% (EURIBOR+575 basis points), 12/23/2030[3,6,11]	$350,105
178,012	GBP	Unitranche Revolver, 10.700% (EURIBOR+575 basis points), 12/23/2030[3,6]	233,937
2,210,913	GBP	Unitranche Term Loan, 10.950% (SONIA+575 basis points), 12/23/2030[3,6,11]	2,905,513
686,556	GBP	Unitranche Revolver, 10.700% (EURIBOR+575 basis points), 12/23/2030[3,6,11]	902,251
272,272	GBP	Unitranche Revolver, 10.700% (SONIA+575 basis points), 12/23/2030[3,6,11]	357,811
2,000,000		Ers Holdings LLC First Lien Delay Draw, 0.750%, 5/3/2027[6,7,8]	(16,587)
3,970,000		First Lien Term Loan, 10.595% (SOFR+575 basis points), 5/3/2027[3,6,7]	3,937,075
144,541		Gerson Lehrman Group, Inc. First Lien Revolver, 0.500%, 12/13/2027[6,8]	699
2,855,459		First Lien Term Loan, 10.004% (SOFR+540 basis points), 12/13/2027[3,6]	2,855,001
408,163		Riptide Parent LLC First Lien Revolver, 0.500%, 8/2/2030[6,8]	(6,122)
4,580,357		First Lien Term Loan, 10.701% (SOFR+550 basis points), 8/2/2030[3,6]	4,518,835
735,881		Royal Holdco Corporation First Lien Term Loan, 10.695% (SOFR+585 basis points), 12/30/2026[3,6,7]	729,299
749,250		UKG, Inc. First Lien Term Loan, 8.555% (SOFR+350 basis points), 2/10/2031[2,3]	750,187
363,636	GBP	Zorro Midco 2 Limited First Lien Delay Draw, 1.000%, 6/13/2031[6,7,8]	13,697
1,636,364	GBP	First Lien Term Loan, 9.950% (SONIA+500 basis points), 6/13/2031[3,6,7]	2,143,899
			22,945,144
		Real Estate Management & Development (7.3%)
600,000		400 NE 2nd Street Owner LLC First Mortgage Delay Draw, 7.242% (SOFR+695 basis points), 3/1/2025[3,6,7]	600,005
3,220,757		Cropsey Partners LLC First Mortgage Delay Draw, 12.186% (SOFR+717 basis points), 11/1/2024[3,6]	3,220,841
1,335,200		G4 18208, LLC & G4 18210, LLC Mezzanine Term Loan, 10.350% (SOFR+515 basis points), 10/19/2026[3,6]	1,355,162
3,000,000		G4 18259 LLC First Lien Term Loan, 11.201% (SOFR+600 basis points), 5/1/2026[3,6]	3,021,870
6,000,000		Henderson Park Real Estate Fund I First Lien Term Loan, 10.580% (SOFR+525 basis points), 6/1/2026[3,6,7]	5,976,079
3,839,185		HSRE-CAPMED Prosperity I, LLC First Mortgage Term Loan, 9.701% (SOFR+450 basis points), 11/3/2026[3,6,7]	3,880,487

See accompanying Notes to Consolidated Financial Statements.

Consolidated Schedule of Investments As of September 30, 2024 (Unaudited)

PRINCIPAL AMOUNT			VALUE
$1,500,000	EUR	Omdus Holding B.V. Unitranche Term Loan, 8.895% (EURIBOR+555 basis points), 6/27/2029[3,6,11]	$1,670,769
1,671,566		Peebles El Ad Tribeca Mezz LLC Mezzanine Term Loan, 13.090% (SOFR+788 basis points), 6/1/2026[3,6]	1,672,203
			21,397,416
		Software (16.2%)
19,243		1WS Intermediate, Inc. First Lien Delay Draw, 9.543% (SOFR+490 basis points), 7/8/2025[3,6,7]	19,243
719,153		First Lien Term Loan, 10.183% (SOFR+490 basis points), 7/8/2025[3,6,7]	719,154
3,000,000		Alpine Merger Sub, Inc. First Lien Term Loan, 9.854% (SOFR+525 basis points), 6/21/2029[3,6,7]	3,002,420
2,977,154		Apryse Software, Inc. First Lien Term Loan, 10.252% (SOFR+500 basis points), 7/15/2027[3,6]	2,978,012
134,375		Arrow Buyer, Inc. First Lien Delay Draw, 1.000%, 6/30/2030[6,8]	(663)
806,406		First Lien Term Loan, 10.354% (SOFR+575 basis points), 6/30/2030[3,6]	796,377
52,859		First Lien Delay Draw, 10.354% (SOFR+575 basis points), 6/30/2030[3,6]	52,202
497,391		Boxer Parent Co., Inc. First Lien Term Loan, 9.005% (SOFR+375 basis points), 7/30/2031[2,3]	496,996
1,000,000		Cardinal Parent, Inc. First Lien Term Loan, 12.250%, 1/25/2027[3,6,7]	985,804
500,000		CDK Global, Inc. First Lien Term Loan, 7.854% (SOFR+325 basis points), 7/6/2029[2,3]	495,418
126,510		Enverus Holdings, Inc. First Lien Revolver, 0.500%, 12/24/2029[6,8]	398
88,803		First Lien Delay Draw, 1.000%, 12/24/2029[6,8]	946
1,767,182		First Lien Term Loan, 10.345% (SOFR+550 basis points), 12/24/2029[3,6]	1,772,744
5,750		First Lien Revolver, 10.355% (SOFR+550 basis points), 12/24/2029[3,6]	5,769
2,875		First Lien Revolver, 10.355% (SOFR+550 basis points), 12/24/2029[3,6]	2,884
5,992,500		Evergreen IX Borrower 2023, LLC Unitranche Term Loan, 9.354% (SOFR+475 basis points), 9/30/2030[3,6]	5,932,575
1,990,000		Finastra USA, Inc. First Lien Term Loan, 12.181% (SOFR+725 basis points), 9/13/2029[3,6]	1,995,011
2,984,371		GS Acquisitionco, Inc. First Lien Term Loan, 9.854% (SOFR+525 basis points), 5/25/2028[3,6]	2,996,442
550,459		HSI Halo Acquisition, Inc. First Lien Revolver, 0.500%, 6/28/2030[6,8]	(4,906)
PRINCIPAL AMOUNT			VALUE
$682,569		First Lien Delay Draw, 1.000%, 6/30/2031[6,8]	$(2,671)
143,119		First Lien Delay Draw, 9.643% (SOFR+500 basis points), 6/30/2031[3,6]	141,844
4,623,853		First Lien Term Loan, 9.845% (SOFR+500 basis points), 6/30/2031[3,6]	4,582,642
260,870		Icefall Parent, Inc. First Lien Revolver, 0.500%, 1/25/2030[6,8]	(1,526)
2,739,130		First Lien Term Loan, 11.346% (SOFR+650 basis points), 1/25/2030[3,6]	2,723,111
3,491,250		Metropolis Technologies, Inc. First Lien Term Loan, 10.946% (SOFR+610 basis points), 5/16/2031[3,6]	3,460,595
985,000		NF HoldCo LLC First Lien Term Loan, 11.835% (SOFR+650 basis points), 4/2/2029[3,6,7]	980,183
740,625		OSP Hamilton Purchaser, LLC First Lien Term Loan, 10.248% (SOFR+500 basis points), 12/28/2029[3,6,7]	741,014
661,398	GBP	Proactis Holdings Limited First Lien Term Loan, 15.35% (SONIA+1,040 basis points), 8/16/2029[3,6,7,11]	873,657
1,000,000		Serrano Parent, LLC First Lien Term Loan, 11.620% (SOFR+650 basis points), 5/13/2030[3,6]	1,000,592
1,142,857		Togetherwork Holdings, LLC First Lien Delay Draw, 0.500%, 5/19/2031[6,8]	4,418
6,857,143		First Lien Term Loan, 10.095% (SOFR+525 basis points), 5/19/2031[3,6]	6,832,223
968,912		Vital Buyer, LLC First Lien Term Loan, 10.516% (SOFR+550 basis points), 6/1/2028[3,6,7]	963,405
3,000,000		Zoro Merger Sub, Inc. First Lien Term Loan, 9.691% (SOFR+500 basis points), 11/22/2028[3,6,7]	2,995,050
			47,541,363
		Specialty Retail (0.9%)
305,530		Bestop, Inc. First Lien Delay Draw, 1.000%, 3/29/2029[6,8]	(3,836)
2,183,498		First Lien Term Loan, 9.854% (SOFR+525 basis points), 3/29/2029[3,6]	2,156,081
396,977		Hanesbrands, Inc. First Lien Term Loan, 8.595% (SOFR+375 basis points), 3/8/2030[2,3]	396,977
250,000		Staples, Inc. First Lien Term Loan, 10.689% (SOFR+575 basis points), 9/10/2029[2,3]	227,768
			2,776,990
		Technology Hardware, Storage & Peripherals (1.5%)
1,000,000	EUR	Sumup Holdings Luxembourg First Lien Delay Draw, 1.950%, 4/25/2031[6,8]	32,714
4,000,000	EUR	First Lien Delay Draw, 10.038% (EURIBOR+650 basis points), 4/25/2031[3,6,10,11]	4,411,475
			4,444,189

See accompanying Notes to Consolidated Financial Statements.

CALAMOS AKSIA ALTERNATIVE CREDIT AND INCOME FUND SEMIANNUAL REPORT

Consolidated Schedule of Investments As of September 30, 2024 (Unaudited)

PRINCIPAL AMOUNT		VALUE
	Textiles, Apparel & Luxury Goods (0.8%)
$494,186	Blue Point Capital Partners (NSA) First Lien Delay Draw, 1.000%, 5/17/2030[6,8]	$(3,464)
1,913,808	First Lien Term Loan, 9.596% (SOFR+475 basis points), 5/17/2030[3,6]	1,886,038
86,991	BPCP NSA Intermedco, Inc. First Lien Delay Draw, 9.595% (SOFR+475 basis points), 5/17/2030[3,6]	85,729
250,000	Chinos Intermediate 2 LLC First Lien Term Loan, 10.855% (SOFR+600 basis points), 9/29/2031[2,3]	251,875
		2,220,178
	Trading Companies & Distributors (0.6%)
297,872	Ambient Enterprises Holdco LLC First Lien Revolver, 10.604% (SOFR+600 basis points), 12/7/2029[3,6,10]	74,699
1,348,085	First Lien Term Loan, 10.994% (SOFR+600 basis points), 6/28/2030[3,6]	1,358,759
338,527	First Lien Delay Draw, 10.994% (SOFR+600 basis points), 6/28/2030[3,6]	341,208
		1,774,666
	Transportation Infrastructure (0.3%)
1,428,000	FB FLL Aviation LLC First Lien Delay Draw, 12.247% (SOFR+700 basis points), 7/19/2028[3,6,10]	973,132
	TOTAL CORPORATE LOANS (Cost $266,044,344)	268,428,561
NUMBER OF SHARES
INVESTMENT COMPANIES / ETFS (3.4%)
	Fixed Income (3.4%)
204,530	Franklin Senior Loan ETF	4,963,943
237,909	Invesco Senior Loan ETF	4,998,468
	TOTAL INVESTMENT COMPANIES / ETFS (Cost $9,997,686)	9,962,411
PREFERRED STOCKS (1.0%)
	Building Products (0.7%)
2,040,816	Great Day Global, LLC 10.50% 1/31/2028[4,6]	2,000,000
	Commercial Services & Supplies (0.3%)
962	World Water Works, Inc. 17.00% 7/3/2029[4,6]	951,885
	TOTAL PREFERRED STOCKS (Cost $2,951,885)	2,951,885
WARRANTS (0.0%)
	Capital Markets (0.0%)
6,144	Betterment Holdings, Inc. Exercise Price $0.01, Expiration 10/6/2033[6,7]	18,972
NUMBER OF SHARES		VALUE
	Commercial Services & Supplies (0.0%)
206	World Water Works, Inc. Exercise Price $0.01, Expiration 7/5/2024[6]	$—
	Electronic Equipment, Instruments & Components (0.0%)
425	Opus Inspection, Inc. Exercise Price $0.01, Expiration 5/31/2034[6]	—
	Financial Services (0.0%)
1,681,901	CFT Clear Finance Technology Corp. Exercise Price $0.01, Expiration 10/3/2035[6]	26,303
	Health Care Technology (0.0%)
98,849	Honor Technology, Inc. Exercise Price $0.01, Expiration 5/30/2034[6]	—
	TOTAL WARRANTS (Cost $0)	45,275
PRINCIPAL AMOUNT
SUBORDINATED DEBT (2.1%)
	Capital Markets (1.0%)
$3,000,000	Sagittarius Holdings, Ltd. Unsecured / Mezz Delayed Draw, 11.330% (SOFR+650 basis points), 12/23/2027[3,6]	3,000,000
	Electronic Equipment, Instruments & Components (0.4%)
1,035,924	AMG Investment Holdings IV LLC Unsecured / Mezz Delayed Draw, 14.250%, 8/13/2028[6,9]	1,059,507
	Financial Services (0.7%)
2,000,000	Blue Owl Technology Income Corp. Unsecured / Mezz Delayed Draw, 10.051% (SOFR+475 basis points), 1/15/2029[3,6]	2,060,198
	SUBORDINATED DEBT (Cost $6,062,435)	6,119,705
NUMBER OF SHARES
PRIVATE INVESTMENT FUNDS (8.0%)
	Capital Markets (1.2%)
N/A	BSOF SRT Parallel Onshore Fund L.P.[12,13]	996,512
N/A	Eagle Point SRT Co-Invest I LP12,13	984,044
N/A	Landmark Acquisition Fund 57 Wrigley LP12,13	1,584,726
		3,565,282

See accompanying Notes to Consolidated Financial Statements.

Consolidated Schedule of Investments As of September 30, 2024 (Unaudited)

NUMBER OF SHARES		VALUE
	Financial Services (4.7%)
74,774	TPG Twin Brook Capital Income Fund[13]	$1,867,496
N/A	Bridgepoint Credit Opportunities III "A" LP12,13	1,295,072
N/A	CCS Co-Investment Vehicle 1 LP Incorporated[12,13]	2,371,543
N/A	Dawson Portfolio Finance 5 LP12,13	529,674
67,568	T. Rowe Price OHA Select Private Credit Fund[13]	1,881,662
		7,945,447
	Passenger Airlines (1.4%)
N/A	ACM ASOF VIII 757 Feeder LLC[12,13]	1,901,131
N/A	CL-EA Co-Investment Opportunities I, L.P.[12,13]	2,057,844
		3,958,975
	Real Estate Management & Development (2.7%)
N/A	BP Holdings Zeta LP12,13	2,080,072
N/A	Locust Point Senior Mortgage Fund, L.P.[12,13]	5,822,712
		7,902,784
	TOTAL PRIVATE INVESTMENT FUNDS (Cost $21,735,341)	23,372,488
SHORT-TERM INVESTMENTS (2.5%)
7,405,020	Morgan Stanley Institutional Liquidity Funds – Government Portfolio, Institutional Share Class, 4.93%[14]	7,405,020
	TOTAL SHORT-TERM INVESTMENTS (Cost $7,405,020)	7,405,020
	TOTAL INVESTMENTS (109.3%) (Cost $316,396,711)	320,538,416
LIABILITIES LESS OTHER ASSETS (9.3%)		(27,337,145)
NET ASSETS (100.0%)		$293,201,271

USD  United States Dollar

SEK  Swedish Krona

EUR  Euro

GBP  Pound Sterling

CLO  Collateralized Loan Obligation

ETF  Exchange-Traded Fund

EURIBOR  Euro Interbank Offered Rate

LLC  Limited Liability Company

LP  Limited Partnership

PRIME  U.S. Prime Rate

SOFR  Secured Overnight Financing Rate

SONIA  Sterling Overnight Index Average

US  United States

1  Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities are restricted and may be resold in transactions exempt from registration normally to qualified institutional buyers. The total value of these securities is $2,253,071, which represents 0.77% of the total net assets of the Fund.

2  Callable.

3  Floating rate security, upon which the interest rate adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. Rate shown is the rate in effect as of period end.

4  Non-income producing.

5  Variable rate security. Rate shown is the rate in effect as of period end.

6  Level 3 securities fair valued under procedures established by the Board of Trustees, represents 85.73% of Net Assets. The total value of these securities is $252,013,514.

7  This investment was made through a participation. Please see Note 2 for a description of loan participations.

8  Represents an unfunded loan commitment. The rate disclosed is equal to the commitment fee. The negative cost and/or fair value, if applicable, is due to the discount received in excess of the principal amount of the unfunded commitment. See Note 2 for additional information.

9  Payment-in-kind interest is generally paid by issuing additional par/shares of the security rather than paying cash.

10  A portion of this holding is subject to unfunded loan commitments. The stated interest rate reflects the reference rate and spread for the funded portion. See Note 2 for additional information.

11  Foreign securities entered into in foreign currencies are converted to U.S. Dollars using period end spot rates.

12  Private investment company does not issue shares or units.

13  Investment valued using net asset value per share as practical expedient.

14  The rate is the annualized seven-day yield at period end.

See accompanying Notes to Consolidated Financial Statements.

CALAMOS AKSIA ALTERNATIVE CREDIT AND INCOME FUND SEMIANNUAL REPORT

Consolidated Schedule of Investments As of September 30, 2024 (Unaudited)

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS

SALE CONTRACTS	SETTLEMENT DATE	COUNTERPARTY	CURRENCY EXCHANGE	CURRENCY AMOUNT SOLD	VALUE AT SETTLEMENT DATE	VALUE AT SEPTEMBER 30, 2024	UNREALIZED APPRECIATION (DEPRECIATION)
EUR	10/15/24	Bank of America	EUR per USD	17,326,795	$19,149,689	$19,300,031	$(150,342)
GBP	10/15/24	Bank of America	GBP per USD	5,747,405	7,518,955	7,683,799	(164,844)
SEK	10/15/24	Bank of New York	SEK per USD	16,016,696	1,554,460	1,578,332	(23,872)
GBP	10/15/24	JP Morgan	GBP per USD	174,954	234,473	233,899	574
TOTAL FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS					$28,457,577	$28,796,061	$(338,484)

See accompanying Notes to Consolidated Financial Statements.

Consolidated Summary of Investments As of September 30, 2024 (Unaudited)

SECURITY TYPE/SECTOR	PERCENT OF TOTAL NET ASSETS
Corporate Loans
Software	16.2%
Commercial Services & Supplies	8.3%
Professional Services	7.8%
Real Estate Management & Development	7.3%
Construction & Engineering	6.5%
Health Care Technology	4.8%
Food Products	3.7%
Containers & Packaging	3.3%
Insurance	3.1%
Electronic Equipment, Instruments & Components	2.7%
Diversified Telecommunication Services	2.5%
Machinery	2.4%
IT Services	2.2%
Health Care Equipment & Supplies	2.1%
Capital Markets	1.8%
Financial Services	1.6%
Chemicals	1.5%
Technology Hardware, Storage & Peripherals	1.5%
Hotel & Resort REITs	1.4%
Health Care Providers & Services	1.3%
Specialty Retail	0.9%
Pharmaceuticals	0.8%
Electrical Equipment	0.8%
Diversified REITs	0.8%
Textiles, Apparel & Luxury Goods	0.8%
Hotels, Restaurants & Leisure	0.7%
Trading Companies & Distributors	0.6%
Consumer Staples Distribution & Retail	0.6%
Diversified Consumer Services	0.5%
Oil, Gas & Consumable Fuels	0.3%
Media	0.3%
Transportation Infrastructure	0.3%
Life Sciences Tools & Services	0.3%
Entertainment	0.3%
Passenger Airlines	0.3%
Ground Transportation	0.3%
Interactive Media & Services	0.2%
Banks	0.2%
Building Products	0.1%
Distributors	0.1%
Automobile Components	0.1%
Energy Equipment & Services	0.1%
Construction Materials	0.1%
Total Corporate Loans	91.5%
Private Investment Funds
Financial Services	2.7%
Capital Markets	1.2%
SECURITY TYPE/SECTOR	PERCENT OF TOTAL NET ASSETS
Real Estate Management & Development	2.7%
Passenger Airlines	1.4%
Total Private Investment Funds	8.0%
Investment Companies / ETFs
Fixed Income	3.4%
Short-Term Investments	2.5%
Subordinated Debt
Capital Markets	1.0%
Financial Services	0.7%
Electronic Equipment, Instruments & Components	0.4%
Subordinated Debt	2.1%
Preferred Stocks
Building Products	0.7%
Commercial Services & Supplies	0.3%
Total Preferred Stocks	1.0%
Asset-Backed Securities
Financial Services	0.8%
Warrants
Financial Services	0.0%
Capital Markets	0.0%
Health Care Technology	0.0%
Electronic Equipment, Instruments & Components	0.0%
Commercial Services & Supplies	0.0%
Total Warrants	0.0%
Total Investments	109.3%
Liabilities in Excess of Other Assets	(9.3)%
Total Net Assets	100.0%

See accompanying Notes to Consolidated Financial Statements.

CALAMOS AKSIA ALTERNATIVE CREDIT AND INCOME FUND SEMIANNUAL REPORT

Consolidated Statement of Assets and Liabilities September 30, 2024 (Unaudited)

ASSETS
Investments in securities, at value (cost $316,396,711)	$320,538,416
Cash	3,082,142
Foreign currency, at value (cost $45,619)	46,226
Unrealized appreciation on forward foreign currency exchange contracts	574
Receivables:
Accrued interest	2,887,308
Fund shares sold	1,632,026
Prepaid underlying loan expense	515,245
Investments sold	163,365
Due from Adviser	17,698
Other assets	112,733
Total assets	328,995,733
LIABILITIES
Unrealized depreciation on forward foreign currency exchange contracts	339,058
Payables:
Secured credit facility, net (Note 2)	25,956,535
Investments purchased	8,805,932
Interest on secured credit facility (Note 2)	31,461
Trustees' fees and officer compensation	530
Distribution fees (Note 3)	351
Other accounts payable and accrued liabilities	660,595
Total liabilities(a)	35,794,462
NET ASSETS	$293,201,271
COMPOSITION OF NET ASSETS
Paid in capital (par value of $0.001 per share with an unlimited number of shares authorized)	$288,181,781
Accumulated distributable earnings (deficit)	5,019,490
NET ASSETS	$293,201,271

(a) Separately, see Note 2 Commitment and Contingencies for detail on unfunded commitments.

See accompanying Notes to Consolidated Financial Statements.

Consolidated Statement of Assets and Liabilities September 30, 2024 (Unaudited) (Continued)

MAXIMUM OFFERING PRICE PER SHARE
Class A:
Net assets applicable to shares outstanding	$1,500,150
Shares of beneficial interest issued and outstanding	141,422
Net asset value, offering and redemption price per share	$10.61
Maximum sales charge (2.25% of offering price)*	$0.24
Maximum offer price to public	$10.85
Class C:
Net assets applicable to shares outstanding	$34,374
Shares of beneficial interest issued and outstanding	3,241
Net asset value, offering and redemption price per share	$10.61
Class I:
Net assets applicable to shares outstanding	$291,632,259
Shares of common stock issued and outstanding	27,485,762
Net asset value, offering and redemption price per share	$10.61
Class M:
Net assets applicable to shares outstanding	$34,488
Shares of beneficial interest issued and outstanding	3,251
Net asset value, offering and redemption price per share	$10.61

* Investors in Class A Shares may be charged a sales charge of up to 2.25% of the subscription amount.

See accompanying Notes to Consolidated Financial Statements.

CALAMOS AKSIA ALTERNATIVE CREDIT AND INCOME FUND SEMIANNUAL REPORT

Consolidated Statement of Operations For the Six Months Ended September 30, 2024 (Unaudited)

INVESTMENT INCOME
Interest	$12,196,455
Distributions from private investment funds	527,777
Dividends	157,397
Payment-in-kind interest	74,277
Total investment income	12,955,906
EXPENSES
Investment management fees	1,354,156
Interest expense	917,931
Interest on subsequent close of private investment funds	575,590
Legal fees	225,558
Fund accounting and administration fees	148,122
Trustees' fees and officer compensation	85,530
Sub Transfer agent fees—Class I	71,375
Shareholder reporting fees	67,991
Audit fees	64,650
Insurance fees	62,605
Interest on corporate loans	34,053
Transfer agent fees	28,952
Custodian fees	26,838
Registration fees	15,625
Distribution fees—Class A (Note 3)	1,713
Distribution fees—Class C (Note 3)	168
Distribution fees—Class M (Note 3)	127
Sub Transfer agent fees—Class A	89
Miscellaneous	43,944
Total expenses	3,725,017
Expenses waived by advisor (Note 3)	(556,267)
Net expenses	3,168,750
NET INVESTMENT INCOME (LOSS)	9,787,156
REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments	319,060
Foreign currency transactions	275,812
Forward foreign currency exchange contracts	(616,282)
Net realized gain (loss)	(21,410)
Change in unrealized appreciation/(depreciation) on:
Investments	2,473,961
Foreign currency translations	(135,192)
Forward foreign currency exchange contracts	(497,859)
Net change in unrealized appreciation/(depreciation)	1,840,910
NET GAIN (LOSS)	1,819,500
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$11,606,656

See accompanying Notes to Consolidated Financial Statements.

Consolidated Statement of Changes in Net Assets

	(UNAUDITED) FOR THE SIX MONTHS ENDED SEPTEMBER 30, 2024	JUNE 8, 2023[1] THROUGH MARCH 31, 2024[2]
OPERATIONS
Net investment income (loss)	$9,787,156	$4,575,962
Net realized gain (loss) on investments, foreign currency and forward foreign currency exchange contracts	(21,410)	(83,421)
Net change in unrealized appreciation/depreciation on investments, foreign currency and forward foreign currency exchange contracts	1,840,910	1,839,294
Net increase (decrease) in net assets resulting from operations	11,606,656	6,331,835
DISTRIBUTIONS TO SHAREHOLDERS
Distributions:
Class A	(65,976)	(20,676)
Class C	(1,568)	(935)
Class I	(10,725,236)	(2,102,005)
Class M	(1,626)	(979)
Total distributions to shareholders	(10,794,406)	(2,124,595)
CAPITAL STOCK TRANSACTIONS
Proceeds from shares sold:
Class A	541,883	898,774
Class C	—	30,000
Class I	162,826,695	126,866,367
Class M	—	30,000
Reinvestment of distributions:
Class A	11,428	2,631
Class C	1,568	935
Class I	3,738,319	1,211,721
Class M	1,626	979
Cost of shares repurchased:
Class I	(6,082,759)	(1,998,386)
Net increase (decrease) in net assets from capital transactions	161,038,760	127,043,021
TOTAL INCREASE (DECREASE) IN NET ASSETS	161,851,010	131,250,261
NET ASSETS
Beginning of period	$131,350,261	$100,000[3]
End of period	$293,201,271	$131,350,261
CAPITAL SHARE TRANSACTIONS
Shares sold:
Class A	51,587	88,490
Class C	—	3,000
Class I	15,404,141	12,360,028
Class M	—	3,000
Shares reinvested:
Class A	1,087	258
Class C	149	92
Class I	355,758	118,990
Class M	155	96
Shares repurchased:
Class I	(572,013)	(191,142)
Net increase (decrease) in capital share transactions	15,240,864	12,382,812

1 Commencement of operations.

2 As discussed in the Notes to the Consolidated Financial Statements, Calamos Aksia Alternative Credit and Income Fund Sub 1, LLC, a subsidiary of the Fund, commenced operations on April 19, 2024. As a result of this timing, it was not necessary for the period indicated to be consolidated.

3 The total initial seed share purchase made on January 26, 2023 of $100,000 included 10,000 shares purchased at $10 per share.

See accompanying Notes to Consolidated Financial Statements.

CALAMOS AKSIA ALTERNATIVE CREDIT AND INCOME FUND SEMIANNUAL REPORT

Consolidated Statement of Cash Flows

FOR THE SIX MONTHS ENDED SEPTEMBER 30, 2024 (UNAUDITED)
CASH FLOWS FROM OPERATING ACTIVITIES:
Net increase/(decrease) in net assets from operations	$11,606,656
Adjustments to reconcile net increase in net assets resulting from operations to net cash provided by (used in) operating activities:
Purchases of long-term portfolio investments	(222,472,950)
Sales of long-term portfolio investments	51,619,825
Purchase/Sales of short-term investments—net	(6,738,068)
Sales of short-term portfolio investments	179,243
Net amortization on investments	(207,724)
Net realized gain (loss) from investments	(318,778)
Net realized gain (loss) from foreign currency transactions	(275,812)
Net change in unrealized appreciation/(depreciation) on investments	(2,473,961)
Net change in unrealized appreciation/(depreciation) on foreign currency translations	135,192
Net change in unrealized appreciation/(depreciation) on forward currency exchange contracts	497,859
Net change in assets and liabilities:
(Increase)/decrease in assets:
Investments sold	(52,429)
Accrued interest	(1,678,923)
Prepaid underlying loan expense	(515,245)
Due from Adviser	(17,698)
Other assets	(20,706)
Increase/(decrease) in liabilities:
Interest on secured credit facility (Note 2)	17,365
Investment Advisory fees	(149,024)
Distribution fees (Note 3)	98
Trustees' fees and officer compensation	530
Other accounts payable and accrued liabilites	267,013
Net cash provided by/(used in) operating activities	(170,597,537)
CASH FLOWS FROM FINANCING ACTIVITIES:
Proceeds from shares sold, net of change in receivable	163,140,489
Distributions paid to shareholders, net of reinvestments	(7,041,465)
Cost of shares repurchased	(6,082,759)
Payments on secured credit facility (see note 2)	(6,060,821)
Proceeds from secured credit facility (see note 2)	23,500,000
Net cash provided by/(used in) financing activities	167,455,444
NONCASH INVESTING AND FINANCING ACTIVITES:
Payment-in-kind of long-term portfolio investments	(279,492)
Net noncash provided by/(used in) investing and financing activities	(279,492)
Net increase/(decrease) in cash and foreign currency	(3,421,585)
Effect of foreign exchange rate changes on cash	7,796
Cash and foreign currency at beginning of period	6,542,157
Cash and foreign currency at end of period	$3,128,368

Supplemental disclosure

Cash paid for interest on credit facility during the period was $917,931.

Cash paid for interest on subsequent close during the period was $575,590.

Non-cash financing activities not included herein consist of $3,752,941 of reinvested dividends.

See accompanying Notes to Consolidated Financial Statements.

Consolidated Financial Highlights

Selected data for a share outstanding throughout each period were as follows:

	CLASS A
	(UNAUDITED) FOR THE SIX MONTHS ENDED SEPTEMBER 30, 2024	FOR THE PERIOD JUNE 8, 2023* THROUGH MARCH 31, 2024**
Net asset value, beginning of period	$10.60	$10.00
Income from investment operations: Net investment income (loss)[1]	0.47	0.75
Net realized and unrealized gain (loss)	0.09	0.20
Total from investment operations	0.56	0.95
Less distributions from: Net investment income	(0.55)	(0.35)
Net realized gain	—	(0.00)[2]
Total distributions	(0.55)	(0.35)
Net asset value, end of period	$10.61	$10.60
TOTAL RETURN[3,4]	5.46%	9.71%
RATIOS TO AVERAGE NET ASSETS
Ratio of expenses (excluding interest expense, commitment fees, or other expenses related to any leverage, taxes and extraordinary expenses): Before fees waived and expenses absorbed[5]	2.21%	2.89%
After fees waived and expenses absorbed[5]	1.75%	1.75%
Ratio of net investment income (loss) (excluding interest expense, commitment fees, or other expenses related to any leverage, taxes and extraordinary expenses): Before fees waived and expenses absorbed[5]	6.90%	7.15%
After fees waived and expenses absorbed[5]	7.36%	8.30%
Ratio of expenses (including interest expense, commitment fees, or other expenses related to any leverage, taxes and extraordinary expenses): Before fees waived and expenses absorbed[5]	3.63%	3.48%
After fees waived and expenses absorbed[5]	3.17%	2.34%
Ratio of net investment income (loss) (including interest expense, commitment fees, or other expenses related to any leverage, taxes and extraordinary expenses): Before fees waived and expenses absorbed[5]	8.33%	7.75%
After fees waived and expenses absorbed[5]	8.79%	8.89%
SUPPLEMENTAL DATA:
Net assets, end of period (in thousands)	$1,500	$940
Portfolio turnover rate[4]	23%	17%
SENIOR SECURITIES:
Total amount outstanding (000's omitted) Secured credit facility	$26,000	$8,500
Asset coverage per $1,000 of borrowings[6]: Secured credit facility	$12,280	$16,453

*  Commencement of operations.

**  As discussed in the Notes to the Consolidated Financial Statements, Calamos Aksia Alternative Credit and Income Fund Sub 1, LLC, a subsidiary of the the Fund commenced operations on April 19, 2024. As a result of this timing, it was not necessary for the period indicated to be consolidated.

1  Based on average shares outstanding for the period.

2  Amount represents less than $0.01 per share.

3  Total return would have been lower had fees not been waived or absorbed by the Advisor. These returns do not reflect the deduction of taxes that a shareholder would pay on the Fund distributions or redemption of Fund shares.

4  Not annualized.

5  Annualized.

6  Calculated by subtracting the Fund's total liabilities (not including borrowings) from the Fund's total assets and dividing this by the total number of senior indebtedness units, where one unit equals $1,000 of senior indebtedness.

CALAMOS AKSIA ALTERNATIVE CREDIT AND INCOME FUND SEMIANNUAL REPORT

Consolidated Financial Highlights

Selected data for a share outstanding throughout each period were as follows:

	CLASS C
	(UNAUDITED) FOR THE SIX MONTHS ENDED SEPTEMBER 30, 2024	FOR THE PERIOD JUNE 8, 2023* THROUGH MARCH 31, 2024**
Net asset value, beginning of period	$10.58	$10.00
Income from investment operations: Net investment income (loss)[1]	0.43	0.68
Net realized and unrealized gain (loss)	0.10	0.21
Total from investment operations	0.53	0.89
Less distributions from: Net investment income	(0.50)	(0.31)
Net realized gain	—	(0.00)[2]
Total distributions	(0.50)	(0.31)
Net asset value, end of period	$10.61	$10.58
TOTAL RETURN[3,4]	5.03%	9.04%
RATIOS TO AVERAGE NET ASSETS
Ratio of expenses (excluding interest expense, commitment fees, or other expenses related to any leverage, taxes and extraordinary expenses): Before fees waived and expenses absorbed[5]	2.95%	3.62%
After fees waived and expenses absorbed[5]	2.50%	2.50%
Ratio of net investment income (loss) (excluding interest expense, commitment fees, or other expenses related to any leverage, taxes and extraordinary expenses): Before fees waived and expenses absorbed[5]	6.16%	6.42%
After fees waived and expenses absorbed[5]	6.61%	7.55%
Ratio of expenses (including interest expense, commitment fees, or other expenses related to any leverage, taxes and extraordinary expenses): Before fees waived and expenses absorbed[5]	4.37%	4.21%
After fees waived and expenses absorbed[5]	3.92%	3.09%
Ratio of net investment income (loss) (including interest expense, commitment fees, or other expenses related to any leverage, taxes and extraordinary expenses): Before fees waived and expenses absorbed[5]	7.59%	7.02%
After fees waived and expenses absorbed[5]	8.04%	8.14%
SUPPLEMENTAL DATA:
Net assets, end of period (in thousands)	$34	$33
Portfolio turnover rate[4]	23%	17%
SENIOR SECURITIES:
Total amount outstanding (000's omitted) Secured credit facility	$26,000	$8,500
Asset coverage per $1,000 of borrowings[6]: Secured credit facility	$12,280	$16,453

*  Commencement of operations.

**  As discussed in the Notes to the Consolidated Financial Statements, Calamos Aksia Alternative Credit and Income Fund Sub 1, LLC, a subsidiary of the the Fund commenced operations on April 19, 2024. As a result of this timing, it was not necessary for the period indicated to be consolidated.

1  Based on average shares outstanding for the period.

2  Amount represents less than $0.01 per share.

3  Total return would have been lower had fees not been waived or absorbed by the Advisor. These returns do not reflect the deduction of taxes that a shareholder would pay on the Fund distributions or redemption of Fund shares.

4  Not annualized.

5  Annualized.

6  Calculated by subtracting the Fund's total liabilities (not including borrowings) from the Fund's total assets and dividing this by the total number of senior indebtedness units, where one unit equals $1,000 of senior indebtedness.

Consolidated Financial Highlights

Selected data for a share outstanding throughout each period were as follows:

	CLASS I
	(UNAUDITED) FOR THE SIX MONTHS ENDED SEPTEMBER 30, 2024	FOR THE PERIOD JUNE 8, 2023* THROUGH MARCH 31, 2024**
Net asset value, beginning of period	$10.60	$10.00
Income from investment operations: Net investment income (loss)[1]	0.48	0.77
Net realized and unrealized gain (loss)	0.10	0.19
Total from investment operations	0.58	0.96
Less distributions from: Net investment income	(0.57)	(0.36)
Net realized gain	—	(0.00)[2]
Total distributions	(0.57)	(0.36)
Net asset value, end of period	$10.61	$10.60
TOTAL RETURN[3,4]	5.62%	9.83%
RATIOS TO AVERAGE NET ASSETS
Ratio of expenses (excluding interest expense, commitment fees, or other expenses related to any leverage, taxes and extraordinary expenses): Before fees waived and expenses absorbed[5]	2.01%	2.69%
After fees waived and expenses absorbed[5]	1.50%	1.50%
Ratio of net investment income (loss) (excluding interest expense, commitment fees, or other expenses related to any leverage, taxes and extraordinary expenses): Before fees waived and expenses absorbed[5]	7.10%	7.36%
After fees waived and expenses absorbed[5]	7.61%	8.55%
Ratio of expenses (including interest expense, commitment fees, or other expenses related to any leverage, taxes and extraordinary expenses): Before fees waived and expenses absorbed[5]	3.43%	3.27%
After fees waived and expenses absorbed[5]	2.92%	2.09%
Ratio of net investment income (loss) (including interest expense, commitment fees, or other expenses related to any leverage, taxes and extraordinary expenses): Before fees waived and expenses absorbed[5]	8.53%	7.96%
After fees waived and expenses absorbed[5]	9.04%	9.14%
SUPPLEMENTAL DATA:
Net assets, end of period (in thousands)	$291,632	$130,342
Portfolio turnover rate[4]	23%	17%
SENIOR SECURITIES:
Total amount outstanding (000's omitted) Secured credit facility	$26,000	$8,500
Asset coverage per $1,000 of borrowings[6]: Secured credit facility	$12,280	$16,453

*  Commencement of operations.

**  As discussed in the Notes to the Consolidated Financial Statements, Calamos Aksia Alternative Credit and Income Fund Sub 1, LLC, a subsidiary of the the Fund commenced operations on April 19, 2024. As a result of this timing, it was not necessary for the period indicated to be consolidated.

1  Based on average shares outstanding for the period.

2  Amount represents less than $0.01 per share.

3  Total return would have been lower had fees not been waived or absorbed by the Advisor. These returns do not reflect the deduction of taxes that a shareholder would pay on the Fund distributions or redemption of Fund shares.

4  Not annualized.

5  Annualized.

6  Calculated by subtracting the Fund's total liabilities (not including borrowings) from the Fund's total assets and dividing this by the total number of senior indebtedness units, where one unit equals $1,000 of senior indebtedness.

CALAMOS AKSIA ALTERNATIVE CREDIT AND INCOME FUND SEMIANNUAL REPORT

Consolidated Financial Highlights

Selected data for a share outstanding throughout each period were as follows:

	CLASS M
	(UNAUDITED) FOR THE SIX MONTHS ENDED SEPTEMBER 30, 2024	FOR THE PERIOD JUNE 8, 2023* THROUGH MARCH 31, 2024**
Net asset value, beginning of period	$10.58	$10.00
Income from investment operations: Net investment income (loss)[1]	0.44	0.70
Net realized and unrealized gain (loss)	0.11	0.20
Total from investment operations	0.55	0.90
Less distributions from: Net investment income	(0.52)	(0.32)
Net realized gain	—	(0.00)[2]
Total distributions	(0.52)	(0.32)
Net asset value, end of period	$10.61	$10.58
TOTAL RETURN[3,4]	5.20%	9.29%
RATIOS TO AVERAGE NET ASSETS
Ratio of expenses (excluding interest expense, commitment fees, or other expenses related to any leverage, taxes and extraordinary expenses): Before fees waived and expenses absorbed[5]	2.70%	3.37%
After fees waived and expenses absorbed[5]	2.25%	2.25%
Ratio of net investment income (loss) (excluding interest expense, commitment fees, or other expenses related to any leverage, taxes and extraordinary expenses): Before fees waived and expenses absorbed[5]	6.41%	6.67%
After fees waived and expenses absorbed[5]	6.86%	7.80%
Ratio of expenses (including interest expense, commitment fees, or other expenses related to any leverage, taxes and extraordinary expenses): Before fees waived and expenses absorbed[5]	4.12%	3.96%
After fees waived and expenses absorbed[5]	3.67%	2.84%
Ratio of net investment income (loss) (including interest expense, commitment fees, or other expenses related to any leverage, taxes and extraordinary expenses): Before fees waived and expenses absorbed[5]	7.84%	7.27%
After fees waived and expenses absorbed[5]	8.29%	8.39%
SUPPLEMENTAL DATA:
Net assets, end of period (in thousands)	$34	$33
Portfolio turnover rate[4]	23%	17%
SENIOR SECURITIES:
Total amount outstanding (000's omitted) Secured credit facility	$26,000	$8,500
Asset coverage per $1,000 of borrowings[6]: Secured credit facility	$12,280	$16,453

*  Commencement of operations.

**  As discussed in the Notes to the Consolidated Financial Statements, Calamos Aksia Alternative Credit and Income Fund Sub 1, LLC, a subsidiary of the the Fund commenced operations on April 19, 2024. As a result of this timing, it was not necessary for the period indicated to be consolidated.

1  Based on average shares outstanding for the period.

2  Amount represents less than $0.01 per share.

3  Total return would have been lower had fees not been waived or absorbed by the Advisor. These returns do not reflect the deduction of taxes that a shareholder would pay on the Fund distributions or redemption of Fund shares.

4  Not annualized.

5  Annualized.

6  Calculated by subtracting the Fund's total liabilities (not including borrowings) from the Fund's total assets and dividing this by the total number of senior indebtedness units, where one unit equals $1,000 of senior indebtedness.

Notes to Consolidated Financial Statements (Unaudited)

Note 1 — Organization

Calamos Aksia Alternative Credit and Income Fund (the "Fund") was organized as a Delaware statutory trust on June 24, 2022. The Fund is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as a non-diversified, closed-end management investment company and operates as an interval fund, commencing operations on June 8, 2023. The Fund's investment advisor is Calamos Advisors LLC (the "Advisor" or "Calamos") and the Fund's sub-advisor is Aksia LLC (the "Sub-Advisor" or "Aksia" and together, the "Advisors"). The Advisor and the Sub-Advisor are each registered as an investment advisor with the U.S. Securities and Exchange Commission (the "SEC") under the Investment Advisers Act of 1940, as amended (the "Advisers Act").

The SEC has granted the Fund exemptive relief permitting the Fund to offer multiple classes of shares. The Fund offers four separate classes of shares of beneficial interest ("Shares") designated as Class A ("Class A Shares"), Class C ("Class C Shares"), Class I ("Class I Shares") and Class M ("Class M Shares"). An investment in any Share class of the Fund represents an investment in the same assets of the Fund. However, the purchase restrictions and ongoing fees and expenses for each Share class are different.

The Fund's investment objectives are to seek attractive risk-adjusted returns and high current income. The Fund seeks to achieve its investment objectives by primarily investing across the private credit asset class ("Private Credit"), with the remainder of the Fund's assets invested in one or more liquid alternative investment strategies, which seek to outperform cash yields.

Consolidation of Subsidiary

The Fund may make investments through wholly-owned subsidiaries (each a "Subsidiary" and together, the "Subsidiaries"). Such Subsidiaries will not be registered under the 1940 Act; however, the Fund will wholly own and control any Subsidiaries. The Fund's Board of Trustees has oversight responsibility for the investment activities of the Fund, including its investment in any Subsidiary, and the Fund's role as sole owner of any Subsidiary. To the extent applicable to the investment activities of a Subsidiary, the Subsidiary will follow the same compliance policies and procedures as the Fund. The Fund would "look through" any such Subsidiary to determine compliance with its investment policies. The Fund complies with Section 8 of the 1940 Act governing investment policies on an aggregate basis with any Subsidiary. The Fund also complies with Section 18 of the 1940 Act governing capital structure and leverage on an aggregate basis with each Subsidiary so that the Fund treats a Subsidiary's debt as its own for purposes of Section 18. Further, each Subsidiary complies with the provisions of Section 17 of the 1940 Act relating to affiliated transactions and custody. The Fund will not create or acquire primary control of any entity which engages in investment activities in securities or other assets, other than entities wholly-owned by the Fund.

As of September 30, 2024, the Fund had one active Subsidiary: Calamos Aksia Alternative Credit and Income Fund Sub 1, LLC ("Sub 1"), a Delaware limited liability company, which commencement of operations on April 19, 2024. The Consolidated Schedule of Investments, Consolidated Statement of Assets and Liabilities, Consolidated Statement of Operations, Consolidated Statements of Changes in Net Assets, Consolidated Statement of Cash Flows and Financial Highlights of the Fund include the accounts of Sub 1. All inter-company accounts and transactions have been eliminated in the consolidation for the Fund. As of September 30, 2024 the net assets of Sub 1 were $3,049,873, which constituted 1.04% of the Fund's net assets.

On September 9, 2024, Calamos Aksia Credit and Income Fund Sub 2, LLC ("Sub 2") (Cayman Exempted LLC) was formed as a Cayman Islands limited liability company to hold certain offshore investments and became a wholly-owned subsidiary of the Fund. Sub 2 commenced operations on October 14, 2024.

Note 2 — Significant Accounting Policies

Basis of Preparation and Use of Estimates

The Fund is an investment company and follows the accounting and reporting guidance under Financial Accounting Standards Board ("FASB") Accounting Standards Codification ("ASC") Topic 946, Financial Services — Investment Companies. The accompanying financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America ("U.S. GAAP"). The preparation of the financial statements in accordance with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements, as well as reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from these estimates.

CALAMOS AKSIA ALTERNATIVE CREDIT AND INCOME FUND SEMIANNUAL REPORT

Notes to Consolidated Financial Statements (Unaudited)

Valuation of Investments

The Fund's net asset value ("NAV") per Share is determined daily by the Advisor as of the close of business on each day the New York Stock Exchange ("NYSE") is open for trading or at such other times as the Board may determine. In accordance with the procedures approved by the Board, the NAV per outstanding Share of beneficial interest is determined, on a class-specific basis, by dividing the value of total assets minus liabilities by the total number of Shares outstanding.

The Board has designated the Advisor as its Valuation Designee to perform fair valuation determinations for the Fund with respect to all Fund investments. The Board oversees the Advisor in its role as Valuation Designee and has approved valuation policy for the Fund (the "Valuation Policy") and the Advisor's valuation procedures (the "Valuation Procedures"). The Advisor, as Valuation Designee, has formed a separate valuation committee (the "Valuation Committee") for determining the fair value of the Fund's investments. The Valuation Committee oversees the implementation of the Valuation Procedures and may consult with representatives from the Fund's outside legal counsel or other third-party consultants in their discussions and deliberations. The Valuation Committee is composed of individuals affiliated with the Advisor.

The Advisor, including through the Valuation Committee, conducts the valuation determinations, provides primary day-to-day oversight of valuation of the Fund's investments and acts in accordance with the Valuation Procedures as approved by the Board. The Fund's investment portfolio is valued at least each quarter, in accordance with the Valuation Policies and Valuation Procedures.

The Advisor values securities/instruments traded in active markets on the measurement date by multiplying the closing price of such traded securities/instruments by the quantity of shares or amount of the instrument held. The Advisor values securities/instruments that are not actively traded but whose fair value can be determined based on other observable market data using a price determined by an approved independent pricing vendor.

For securities/instruments with significant unobservable fair value inputs, the valuation approach may vary by security/instrument but may include discounted cash flow analysis, comparable public market valuations and comparable transaction valuations. Factors that might materially impact the value of an investment (e.g., operating results, financial condition, achievement of milestones, economic and/or market events and recent sales prices) may be considered. The factors and methodologies used for the valuation of such securities/instruments are not necessarily an indication of the risks associated with investing in those securities/instruments nor can it be assured that the Fund can realize the fair value assigned to a instrument/security if it were to sell the instrument/security. Because such valuations are inherently uncertain, they often reflect only periodic information received by the Advisor about such companies' financial condition and/or business operations, which may be on a lagged basis and therefore fluctuate over time and can be based on estimates. Determinations of fair value may differ materially from the values that would have been used if an exchange-traded market for these instruments/securities existed.

The Advisor may engage one or more independent valuation firms to perform procedures, including providing input about calculation models or providing assurance on the concluded fair values for individual investments held by the Fund. Such independent third-party pricing services and independent third-party valuation services may be utilized by the Advisor to verify valuation models pursuant to the Fund's valuation policy at such timing intervals as the Advisor may deem appropriate.

Primary and secondary investments in private markets funds are generally valued based on the latest NAV reported by the third-party fund manager. If the NAV of an investment in a private markets fund is not available at the time the Fund is calculating its NAV, the Fund will review any cash flows since the reference date of the last NAV for a private markets fund received by the Fund from a third-party manager until the determination date are recognized by (i) adding the nominal amount of the investment related capital calls and (ii) deducting the nominal amount of investment related distributions from the NAV as reported by the third-party fund manager.

Notwithstanding the above, managers of primary and secondary investments in private markets funds may adopt a variety of valuation bases and provide differing levels of information where there will generally be no liquid markets for such investments. Consequently, there are inherent difficulties in determining the fair value that cannot be eliminated. None of the Valuation Committee, the Board, the Advisor or the Sub-Advisor will be able to confirm independently the accuracy of valuations provided by these investments in private market funds (which are generally unaudited). Due to the inherent uncertainty in determining the fair value of investments for which market values are not readily available, the fair value of these investments may fluctuate from period to period. In addition, such fair value may differ materially from the values that may have been used had a ready market existed for such investments and may significantly differ from the value ultimately realized by the Fund.

Notes to Consolidated Financial Statements (Unaudited)

If the Advisor reasonably believes an opinion from an independent valuation firm or pricing vendor is inaccurate or unreliable, the Advisor's Valuation Committee will determine a good-faith fair valuation for the impacted investment. The Advisor's Valuation Committee, who is solely responsible for the determination of the fair value of the investments, will consider all available information at its disposal prior to making a valuation determination, including information or opinions from third-party firms.

Investment Transactions and Related Investment Income

Investment transactions are accounted for on a trade-date basis. However, for NAV determination, portfolio securities transactions are reflected no later than in the first calculation on the first business day following trade date. Interest income is recognized on an accrual basis and includes, where applicable, the amortization of premium, accretion of discount and loan origination fees using the effective interest method over the respective term of the loan. Upon the prepayment of a loan or security, any unamortized loan origination fees, original issue discount and market discount are recorded as interest income. The Fund records prepayment premiums as interest income when it receives such amounts.

Realized gains and losses on investment transactions are determined using cost calculated on a specific identification basis. Paydown gains and losses are recorded as an adjustment to interest income in the Consolidated Statement of Operations. Some or all of the interest payments of a loan or preferred equity may be structured in the form of Paid-in-kind ("PIK"), which accrues to cost and principal on a current basis but is generally not paid in cash until maturity or some other determined payment date. Interest payments structured in the form of PIK are subject to the risk that a borrower could default when actual cash interest or principal payments are due. Dividends are recorded on the ex-dividend date. Distributions from private investments that represent returns of capital in excess of cumulative profits and losses are credited to investment cost rather than investment income.

Federal Income Taxes

The Fund intends to qualify annually as a regulated investment company ("RIC") under Subchapter M of the Internal Revenue Code of 1986, as amended. As so qualified, the Fund will not be subject to federal income tax to the extent it distributes substantially all of its net investment income and capital gains to shareholders. Therefore, no federal income tax provision is required. Due to the timing of dividend distributions and the differences in accounting for income and realized gains and losses for financial statement and federal income tax purposes, the fiscal year in which amounts are distributed may differ from the year in which the income and realized gains and losses are recorded by the Fund.

Additionally, Sub 1 is a domestic limited liability company that has elected to be treated as a C-corporation for federal and state income tax purposes and is required to account for its estimate of income taxes through the establishment of a deferred tax asset or liability. Sub 1 recognizes deferred income taxes for temporary differences in the basis of assets and liabilities for financial and income tax purposes. Deferred tax assets are recognized for deductible temporary differences, tax credit carryforwards or net operating loss carryforwards and deferred tax liabilities are recognized for taxable temporary differences. To the extent Sub 1 has a deferred tax asset, the Adviser considers whether or not a valuation allowance is required.

For Federal Income tax purposes, the Fund utilizes a tax year end of September 30. Accordingly, the tax components included herein are based on tax attributes as of September 30, 2024.

At September 30, 2024, gross unrealized appreciation and depreciation of investments owned by the Fund, based on cost for federal income tax purposes were as follows:

Cost of investments	$317,009,366
Gross unrealized appreciation	$4,259,102
Gross unrealized depreciation	(730,052)
Net unrealized appreciation on investments	$3,529,050

The difference between cost amounts for financial statement and federal income tax purposes is due primarily to timing differences in recognizing certain gains and losses in security transactions.

As of September 30, 2024, the components of accumulated earnings on a tax basis were as follows:

Undistributed ordinary income	$1,580,436
Undistributed long-term capital gains	48,707
Tax accumulated earnings	$1,629,143

CALAMOS AKSIA ALTERNATIVE CREDIT AND INCOME FUND SEMIANNUAL REPORT

Notes to Consolidated Financial Statements (Unaudited)

During the tax year ended September 30, the Fund had non-expiring capital loss carryforwards for the following year ended:

2023
Short-term	$—
Long-term
Total	$—

For the tax year ended September 30, the Fund paid dividends as follows:

Distributions paid from:	2024	2023
Ordinary income	$10,794,406	$2,124,595
Total distributions paid	$10,794,406	$2,124,595

The tax character of these distributions will be determined based on the tax year ended September 30, 2024.

During the tax year ended September 30, 2024 and September 30, 2023, the Fund utilized $0 of short-term and $0 of long-term non-expiring capital loss carryforwards, respectively.

Accounting for Uncertainty in Income Taxes (the "Income Tax Statement") requires an evaluation of tax positions taken (or expected to be taken) in the course of preparing a Fund's tax returns to determine whether these positions meet a "more-likely-than-not" standard that, based on the technical merits, have a more than fifty percent likelihood of being sustained by a taxing authority upon examination. A tax position that meets the "more-likely-than-not" recognition threshold is measured to determine the amount of benefit to recognize in the Consolidated financial statements. The Fund recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Consolidated Statement of Operations.

The Income Tax Statement requires management of the Fund to analyze tax positions taken in the prior three open tax years, if any, and tax positions expected to be taken in the Fund's current tax year, as defined by the IRS statute of limitations for all major jurisdictions, including federal tax authorities and certain state tax authorities. For the six months ended September 30, 2024 and for the period from the commencement of the Fund's operations on June 8, 2023 through March 31, 2024, the Fund did not have a liability for any unrecognized tax benefits. The Fund has no examination in progress and is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

Distributions to Shareholders

Distributions are paid at least monthly on the Shares in amounts representing substantially all of the Fund's net investment income, if any, earned each year. Effective as of August 1, 2024, the Fund's distribution policy changed to increase the frequency of distributions from quarterly to monthly. The Fund determines annually whether to distribute any net realized long-term capital gains in excess of net realized short-term capital losses (including capital loss carryover); however, it may distribute any excess annually to its shareholders.

Foreign Currency and Exchange

The Fund's Shares are denominated in U.S. dollars and will be issued in U.S. dollars. A portion of the Fund's investments (and the income and gains received by the Fund in respect of such investments) may be denominated in currencies other than the U.S. dollar. However, the books of the Fund will be maintained, and contributions to and distributions from the Fund will generally be made, in U.S. dollars. Accordingly, changes in foreign currency exchange rates and exchange controls may materially adversely affect the value of the investments and the other assets of the Fund. For example, any significant depreciation in the exchange rate of the Euro, or any other currency in which the Fund makes investments, against the U.S. dollar, could adversely affect the value of dividends or proceeds on investments denominated in the Euro or such other currencies. In addition, the Fund will incur costs, which may be significant, in connection with the conversion of various currencies. The Advisors generally intend to hedge the foreign currency exposure of the Fund; however, the Fund will necessarily be subject to foreign exchange risks. In addition, prospective investors whose assets and liabilities are predominantly in other currencies should take into account the potential risk of loss arising from fluctuations in value between U.S. dollars and such other currencies. The Fund may enter into forward contracts to hedge exchange risk exposure.

Notes to Consolidated Financial Statements (Unaudited)

Forward Foreign Currency Exchange Contracts

The Fund may utilize forward foreign currency exchange contracts ("forward contracts") under which they are obligated to exchange currencies on specified future dates at specified rates and are subject to the translations of foreign exchange rates fluctuations. All contracts are "marked-to-market" daily and any resulting unrealized gains or losses are recorded as unrealized appreciation or depreciation on foreign currency translations. The Fund records realized gains or losses at the time the forward contract is settled. Counterparties to these forward contracts are major U.S. financial institutions. Forward foreign currency exchange contracts outstanding at period end, if any, are listed after the Fund's Consolidated Schedule of Investments.

Collateralized Loan Obligations and Collateralized Debt Obligations

The Fund may invest in Collateralized Loan Obligations ("CLOs") and Collateralized Debt Obligations ("CDOs"). CLOs and CDOs are created by the grouping of certain private loans and other lender assets/collateral into pools. A sponsoring organization establishes a special purpose vehicle to hold the assets/collateral and issue securities. Interests in these pools are sold as individual securities. Payments of principal and interest are passed through to investors and are typically supported by some form of credit enhancement, such as a letter of credit, surety bond, limited guaranty or senior/subordination. Payments from the asset pools may be divided into several different tranches of debt securities, offering investors various maturity and credit risk characteristics. Some tranches entitled to receive regular installments of principal and interest, other tranches entitled to receive regular installments of interest, with principal payable at maturity or upon specified call dates, and other tranches only entitled to receive payments of principal and accrued interest at maturity or upon specified call dates. Different tranches of securities will bear different interest rates, which may be fixed or floating.

CLOs and CDOs are typically privately offered and sold, and thus, are not registered under the securities laws, which means less information about the security may be available as compared to publicly offered securities and only certain institutions may buy and sell them. As a result, investments in CLOs and CDOs may be characterized by the Fund as illiquid securities. An active dealer market may exist for CLOs and CDOs that can be resold in Rule 144A transactions, but there can be no assurance that such a market will exist or will be active enough for the Fund to sell such securities.

Private Investment Funds

The Fund may also invest in private investment funds (i.e., investment funds that would be investment companies but for the exemptions under Section 3(c)(1), 3(c)(5)(C) or 3(c)(7) of the 1940 Act) that invest or trade in a wide range of securities. When the Fund invests in securities issued by private investment funds, it will bear its pro rata portion of the private funds' expenses. These expenses are in addition to the direct expenses of the Fund's own operations, thereby increasing indirect costs and potentially reducing returns to Shareholders. A private investment fund in which the Fund invests has its own investment risks, and those risks can affect the value of the private investment fund's shares and therefore the value of the Fund's investments. There can be no assurance that the investment objective of a private investment fund will be achieved. A private investment fund may change its investment objective or policies without the Fund's approval, which could force the Fund to withdraw its investment from such private investment fund at a time that is unfavorable to the Fund. In addition, one private investment fund may buy the same securities that another private investment fund sells. Therefore, the Fund would indirectly bear the costs of these trades without accomplishing any investment purpose.

Subsequent closings for closed-end private investment funds afford such funds the option to launch the fund as soon as they have secured enough soft commitments and allow the general partner to increase the speed of the fund to take advantage of investments in the market. Rebalancing or equalization occurs each time capital is called after each subsequent closing has occurred and is the process of truing-up all investors as if they had joined the fund during the initial closing. For six months ended September 30, 2024, the Fund experienced equalization and resulted in the interest expense of $575,590, as noted in the Consolidated Statement of Operations and Consolidated Statement of Cash Flows as Interest on subsequent close of private investment funds.

Participations and Assignments

The Fund may acquire interests in loans either directly (by way of original issuance, sale or assignment) or indirectly (by way of participation). The purchaser of an assignment typically succeeds to all the rights and obligations of the assigning institution and becomes a lender under the credit agreement with respect to the debt obligation; however, its rights can be more restricted than those of the assigning institution. Participation interests in a portion of a debt obligation typically result in a contractual relationship only with the institution participating in the interest, not with the borrower. In purchasing

CALAMOS AKSIA ALTERNATIVE CREDIT AND INCOME FUND SEMIANNUAL REPORT

Notes to Consolidated Financial Statements (Unaudited)

participations, the Fund generally will have no right to enforce compliance by the borrower with the terms of the loan agreement, nor any rights of set-off against the borrower, and the Fund may not directly benefit from the collateral supporting the debt obligation in which it has purchased the participation. As a result, the Fund will assume the credit risk of both the borrower and the institution selling the participation.

Commitments and Contingencies

In the normal course of business, the Fund's investment activities involve executions, settlement and financing of various transactions resulting in receivables from, and payables to, brokers, counterparties, debt agents, borrowers, private investment funds, or other parties and the Fund's custodian. These activities may expose the Fund to risk in the event that such parties are unable to fulfill contractual obligations. Management does not anticipate any material losses from parties with whom it conducts business.

Commercial loans purchased by the Fund (whether through participations or as a lender of record) may be structured to include both term loans, which are generally fully funded at the time of investment, and unfunded loan commitments, which are contractual obligations for future funding. Unfunded loan commitments may include revolving corporate loans and delayed draw term loans, which may obligate the Fund to supply additional cash to the borrower on demand, representing a potential financial obligation by the Fund in the future. The Fund may receive a commitment fee based on the undrawn portion of such unfunded loan commitments. The commitment fee is typically set as a percentage of the commitment amount. Commitment fees are processed as income when received and are part of the interest income in the Consolidated Statements of Operations. As of September 30, 2024, the Fund received $85,237 in commitment fees. As of September 30, 2024, the Fund had unfunded loan commitments as noted in the Consolidated Schedule of Investments with a total principal amount of $27,451,165 and a Fair Value amount of $(39,141) representing (0.01)% of net assets. The negative fair value, is due to the discount received in excess of the principal amount of the unfunded commitment.

BORROWER	TYPE	PRINCIPAL AMOUNT	FAIR VALUE
Altissimum	First Lien Delay Draw	$642,834	$13,494
Ambient Enterprises Holdco LLC	First Lien Revolver	225,532	1,786
Arrow Buyer, Inc.	First Lien Delay Draw	133,367	(663)
Associations, Inc.	First Delay Draw	287,754	1,135
Associations, Inc.	First Revolver	230,572	910
Badge 21 Midco Holdings LLC	First Lien Delay Draw	2,067,708	(15,625)
Badge 21 Midco Holdings LLC	First Lien Revolver	708,333	(10,625)
Bestop, Inc.	First Lien Delay Draw	305,530	(3,836)
Betterment Holdings, Inc.	First Lien Delay Draw	769,231	8,296
Blue Point Capital Partners (NSA)	First Lien Delay Draw	490,480	(3,464)
Clarience Technologies LLC	Unitranche Delay Draw	266,667	925
Clarience Technologies LLC	Unitranche Revolver	264,000	916
Clear SPV V US L.P.	First Lien Delay Draw	391,960	2,585
Cor Leonis Limited	First Lien Revolver	2,566	2
Crown Finance US, Inc.	First Lien Revolver	1,380,000	(6,094)
ECP GOM III, LLC	First Lien Delay Draw	735,294	(11,757)
Enverus Holdings, Inc.	First Lien Delay Draw	88,137	946
Enverus Holdings, Inc.	First Lien Revolver	126,509	398
Ers Holdings LLC	First Lien Delay Draw	2,000,000	(16,587)
FB FLL Aviation LLC	First Lien Delay Draw	428,000	(8,053)
Freya US Finco LLC	First Lien Delay Draw	245,614	35
Galway Borrower, LLC	First Lien Delay Draw	43,758	485
Gerson Lehrman Group, Inc.	First Lien Revolver	143,819	699
Honeycomb Private Holdings II, LLC	First Lien Delay Draw	280,638	1,811
HSI Halo Acquisition, Inc.	First Lien Delay Draw	679,156	(2,671)
HSI Halo Acquisition, Inc.	First Lien Revolver	550,459	(4,906)

Notes to Consolidated Financial Statements (Unaudited)

BORROWER	TYPE	PRINCIPAL AMOUNT	FAIR VALUE
Icefall Parent, Inc.	First Lien Revolver	$260,870	$(1,526)
Knpak Intermediate III Limited	First Lien Delay Draw	1,086,891	19,744
Knpak Intermediate III Limited	First Lien Revolver	306,060	998
Landscape Workshop, LLC	First Lien Delay Draw	210,238	(1,855)
LJ Avalon Holdings LLC	First Lien Delay Draw	86,227	(764)
LJ Avalon Holdings LLC	First Lien Revolver	110,837	(982)
Medical Device, Inc.	First Lien Revolver	55,556	(82)
More Cowbell II LLC	First Lien Delay Draw	108,068	(570)
More Cowbell II LLC	First Lien Revolver	82,753	20,446
Nordic Climate Group	First Lien Delay Draw	792,008	25,619
Novel Mezzanine Borrower LLC	Mezzanine Delay Draw	200,000	1,097
NRO Holdings III Corp.	First Lien Delay Draw	1,272,857	(11,730)
NRO Holdings III Corp.	First Lien Revolver	600,000	(11,474)
OSR Intermediate LLC	First Lien Delay Draw	528,000	355
OSR Intermediate LLC	First Lien Revolver	640,000	(5,974)
Ozark Holdings LLC	First Lien Revolver	411,429	(8,229)
Par Excellence Holdings, Inc.	First Lien Revolver	937,500	(9,375)
Ready Term Holdings, LLC	First Lien Delay Draw	527,115	(12,104)
Revelstoke Bidco Limited	First Lien Delay Draw	368,441	465
Riptide Parent LLC	First Lien Revolver	408,163	(6,122)
Salute Mission Critical LLC	First Lien Revolver	135,364	—
Scottsdale Plaza Resort & Villas	First Lien Delay Draw	961,538	(10,254)
SEI Holdings I Corporation	First Lien Delay Draw	18,368	(18,368)
Southern Graphics Inc.	First Lien Revolver	450,000	(4,446)
Southland Holdings LLC	First Lien Delay Draw	222,222	(2,222)
Sumup Holdings Luxembourg	First Lien Delay Draw	1,070,154	32,714
Togetherwork Holdings, LLC	First Lien Delay Draw	1,134,286	4,418
USIC Holdings, Inc.	First Lien Delay Draw	239,687	—
USIC Holdings, Inc.	First Lien Revolver	275,891	(2,759)
Zorro Midco 2 Limited	First Lien Delay Draw	462,724	13,697
	Total:	$27,451,165	$(39,141)

Repurchase Offers

To provide Shareholders with limited liquidity, the Fund is structured as an "interval fund" and intends to conduct quarterly repurchase offers for between 5% and 25% of the Fund's outstanding shares at NAV, pursuant to Rule 23c-3 under the 1940 Act. Under normal market conditions, the Fund currently intends to repurchase 5% of its outstanding Shares at NAV on a quarterly basis. The offer to purchase Shares is a fundamental policy that may not be changed without the vote of the holders of a majority of the Fund's outstanding voting securities (as defined in the 1940 Act).

Borrowing, Use of Leverage

On July 17, 2023, the Fund entered into a senior secured credit facility (the "Secured Credit Facility") with PNC Capital Markets LLC as a lead arranger, PNC Bank, National Association ("PNC") as administrative agent and syndication agent and with certain lenders from time to time as parties thereto (the "Lenders"), as amended by that certain first amendment thereto, dated as of July 10, 2024 (the "Amendment"), and as further amended, supplemented or modified from time to time. The Secured Credit Facility provides for borrowings on a committed basis in an aggregate principal amount of up to $100,000,000, which amount may be increased from time to time upon mutual agreement by the parties, not to exceed $300,000,000. The Secured Credit Facility matures on July 14, 2025.

CALAMOS AKSIA ALTERNATIVE CREDIT AND INCOME FUND SEMIANNUAL REPORT

Notes to Consolidated Financial Statements (Unaudited)

As of September 30, 2024, the Fund had an outstanding principal balance under the Secured Credit Facility, in the amount of $26,000,000.

For the six months period ended September 30, 2024, the average balance outstanding, maximum amount borrowed and weighted average interest rate under the Secured Credit Facility were $19,702,168, $32,000,000 and 7.80%, respectively, for the 183 days the Secured Credit Facility was used. In addition, the interest rate as of September 30, 2024 on the Secured Credit Facility was 7.35%. For the six months ended September 30, 2024, the interest expense was $897,765. The Fund pays loan origination fees in connection with securing and renewing the Secured Credit Facility. The loan origination fees are presented on the Consolidated Statement of Assets and Liabillities as a direct deduction from the debt liability. These fees are expensed over the corresponding term of the Secured Credit Facility on a straight line basis and not inclusive of the expense limitation agreement discussed below. For the six months ended September 30, 2024, loan origination fees incurred as a result of the Amendment were $137,530. As of September 30, 2024, unamortized loan origination fees were $123,882.

The use of leverage increases both risk of loss and profit potential. The Fund is subject to the 1940 Act requirement that an investment company satisfy an asset coverage requirement of 300% of its indebtedness, including amounts borrowed, measured at the time the investment company incurs the indebtedness. This means that at any given time the value of the Fund's total indebtedness may not exceed one-third the value of its total assets (including such indebtedness). The interests of persons with whom the Fund enters into leverage arrangements will not necessarily be aligned with the interests of the Fund's shareholders and such persons will have claims on the Fund's assets that are senior to those of the Fund's shareholders. In addition to the risks created by the Fund's use of leverage, the Fund is subject to the additional risk that it would be unable to timely, or at all, obtain leverage borrowing. The Fund might also be required to de-leverage, selling securities at a potentially inopportune time and incurring tax consequences. Further, the Fund's ability to generate income from the use of leverage would be adversely affected.

Note 3 — Investment Advisory and Other Agreements

The Fund has entered into an investment advisory agreement, (the "Investment Advisory Agreement"), by and between the Fund and the Advisor, and in consideration of the advisory services provided by the Advisor to the Fund, the Advisor is entitled to an investment management fee (the "Investment Management Fee") payable monthly in arrears and accrued daily based upon the Fund's average daily net assets at an annual rate of 1.25%. In addition, pursuant to the sub-advisory agreement between the Advisor and Aksia (the "Sub-Advisory Agreement"), the Advisor pays Aksia a sub-advisory fee (the "Sub-Advisory Fee") payable monthly in arrears and accrued daily based upon the Fund's average daily net assets at an annual rate of 0.625%. The Investment Management Fee paid to the Advisor will be paid out of the Fund's assets and the Sub-Advisory Fee will be paid by the Advisor out of its Investment Management Fee.

The Advisor, the Sub-Advisor and the Fund have entered into the Expense Limitation Agreement under which the Advisor and Sub-Advisor have contractually agreed on a monthly basis, until at least April 27, 2026, to reimburse on a 50/50 basis between the Advisor and the Sub-Advisor the Fund's "Specified Expenses" in respect of each class of the Fund where "Specified Expenses" means all other expenses incurred in the business of the Fund and allocated to a Class, including the Fund's annual operating expenses, with the exception of (i) the Investment Management Fee, (ii) the Shareholder Servicing Fee, (iii) the Distribution Fee (as defined herein), (iv) certain costs associated with the acquisition, ongoing investment and disposition of the Fund's investments and unconsummated investments, including legal costs, professional fees, travel costs and brokerage costs, (v) acquired fund fees and expenses, (vi) dividend and interest payments (including any dividend payments, interest expenses, commitment fees, or other expenses related to any leverage incurred by the Fund), (vii) taxes and costs to reclaim foreign taxes, and (viii) extraordinary expenses (as determined in the discretion of the Advisor and Sub- Advisor), to the extent that such expenses exceed 0.25% of the average daily net assets of such class (the "Expense Limitation").

If, while the Advisor is the investment advisor to the Fund and the Sub-Advisor is investment sub-advisor to the Fund, the Fund's estimated annualized Specified Expenses in respect of a Class for a given month are less than the Expense Limitation, the Advisor and Sub-Advisor shall be entitled to reimbursement by the Fund on a 50/50 basis of the other expenses borne by the Advisor and Sub-Advisor on behalf of the Fund (the "Reimbursement Amount") during any of the previous thirty-six (36) months, but only to the extent that the Fund's estimated annualized Specified Expenses in respect of a Class are less than, for such month, the lesser of the Expense Limitation or any other relevant expense limit then in effect with respect to the Class, and provided that such amount paid to the Advisor and Sub-Advisor will in no event exceed the total Reimbursement Amount and will not include any amounts previously reimbursed. The Advisor and Sub-Advisor may recapture

Notes to Consolidated Financial Statements (Unaudited)

a Specified Expense in any year within the thirty-six (36) month period after the Advisor and Sub-Advisor bear the expense. The Expense Limitation Agreement will remain in effect for a three-year period from April 28, 2023, unless and until the Board approves its modification or termination. Thereafter, the Expense Limitation Agreement may be renewed annually with the written agreement of the Advisor, the Sub-Advisor, and the Fund. The Fund's obligation to make reimbursement payments shall survive the termination of the Expense Limitation Agreement. "For the six months ended September 30, 2024, the Advisor and Sub-Advisor waived their fees and absorbed other expenses totaling $556,267. For a period not to exceed three years from the date on which advisory fees are waived or Fund expenses absorbed by the Advisor and Sub-Advisor, the Advisor and Sub-Advisor may recoup amounts waived or absorbed, provided it is able to effect such recoupment and remain in compliance with (a) the limitation on Fund expenses in effect at the time of the relevant reduction in advisory fees or payment of the Fund's expenses, and (b) the limitation on Fund expenses at the time of the recoupment. At September 30, 2024, the amount of these potentially recoverable expenses was $1,146,092. Waived fees and absorbed other expenses subject to potential recovery by month of expiration are as follows:

June 2026 - March 2027	$589,825
April 2027 - September 2027	556,267
$1,146,092

The Fund has adopted a "Distribution and Shareholder Services Plan" with respect to its Class A, Class C and Class M Shares under which the Fund may compensate financial industry professionals for distribution-related expenses, if applicable, and providing ongoing services in respect of clients with whom they have distributed Shares of the Fund. Such services may include electronic processing of client orders, electronic fund transfers between clients and the Fund, account reconciliations with the Fund's transfer agent, facilitation of electronic delivery to clients of Fund documentation, monitoring client accounts for back-up withholding and any other special tax reporting obligations, maintenance of books and records with respect to the foregoing, and such other information and liaison services as the Fund or the Advisor may reasonably request. Under the Distribution and Shareholder Services Plan, the Fund, with respect to Class A, Class C and Class M, may incur expenses on an annual basis equal to 0.25%, 1.00% and 0.75%, respectively, of its average daily net assets. With respect to Class A Shares, the entire fee is characterized as a "shareholder service fee." With respect to Class C Shares, up to 0.25% of the fee is characterized as a "shareholder service fee" and the remaining portion is characterized as a "distribution fee." With respect to Class M Shares, the entire fee is characterized as a "distribution fee."

UMB Fund Services, Inc. (the "Administrator") serves as administrator, accounting agent and transfer agent to the Fund. Pursuant to the agreement with the Administrator, for the services rendered to the Fund by the Administrator, the Fund pays the Administrator the greater of an annual minimum fee or an asset based fee, which scales downward based upon net assets for fund administration, fund accounting and transfer agency services.

The Fund has entered into a Custody Agreement with UMB Bank, n.a. (the "Custodian"). Under the terms of this agreement, the Custodian will serve as custodian of the Fund's assets.

The Fund has entered into a distribution agreement with Calamos Financial Services, LLC to act as the distributor for the sale of Shares. Calamos Financial Services, LLC is an affiliate of Calamos Advisors LLC.

Note 4 — Fair Value of Investments

Fair Value — Definition

The Fund uses a fair value hierarchy that prioritizes the inputs to valuation techniques used to measure fair value. The objective of a fair value measurement is to determine the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (an exit price). Accordingly, the fair value hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). The three levels of the fair value hierarchy are as follows:

•  Level1 — Valuations based on unadjusted quoted prices in active markets that are accessible at the measurement date for identical, unrestricted assets or liabilities.

CALAMOS AKSIA ALTERNATIVE CREDIT AND INCOME FUND SEMIANNUAL REPORT

Notes to Consolidated Financial Statements (Unaudited)

•  Level 2 — Valuations based on inputs, other than quoted prices included in Level 1, that are observable either directly or indirectly.

•  Level3 — Valuations based on inputs that are both significant and unobservable to the overall fair value measurement.

Investments in Private Investment Funds measured based upon NAV as a practical expedient to determine fair value are not required to be categorized in the fair value hierarchy, however these amounts are shown in the table below under net asset value in order to reconcile back to the Consolidated Schedule of Investments.

The availability of observable inputs can vary from investment to investment and is affected by a wide variety of factors, including, for example, the type of investment whether the investment is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the investment. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety is determined based on the lowest level input that is significant to the fair value measurement.

The inputs or methodology used for valuing investments are not an indication of the risk associated with investing in those investments. The following table summarizes the Fund's investments that are measured at fair value by level within the fair value hierarchy as of September 30, 2024:

	LEVEL 1	LEVEL 2	LEVEL 3	NET ASSET VALUE	TOTAL
Assets:
Investments, at fair value
Asset Backed Securities	$—	$2,253,071	$—	$—	$2,253,071
Corporate Loans	—	25,531,912	242,896,649	—	268,428,561
Exchange Traded Funds	9,962,411	—	—	—	9,962,411
Preferred Stocks	—	—	2,951,885	—	2,951,885
Private Investment Funds	—	—	—	23,372,488	23,372,488
Subordinated Debt	—	—	6,119,705	—	6,119,705
Warrants	—	—	45,275	—	45,275
Short-Term Investments	7,405,020	—	—	—	7,405,020
Total Investments, at fair value	$17,367,431	$27,784,983	$252,013,514	$23,372,488	$320,538,416
Assets:
Other Financial Instruments
Forward Contracts	$—	$574	$—	$—	$574
Total Assets:	$17,367,431	$27,785,557	$252,013,514	$23,372,488	$320,538,990
Liabilities:
Other Financial Instruments
Forward Contracts	$—	$339,058	$—	$—	$339,058
Total Liabilities:	$—	$339,058	$—	$—	$339,058

Notes to Consolidated Financial Statements (Unaudited)

The following table presents the changes in assets and transfers in and out for investments that are classified in Level 3 of the fair value hierarchy for the six months ended September 30, 2024:

	CORPORATE LOANS	PREFERRED STOCKS	SUBORDINATED DEBT	WARRANTS
Balance as of March 31, 2024	$101,212,164	$0	$6,011,233	$27,782
Transfers In	—	—	—	—
Transfers Out	—	—	—	—
Purchases	181,174,253	2,951,885	11,557	0
Sales/Paydowns	(42,389,747)	—	—	—
Realized Gains (Losses)	354,452	—	—	—
Original Issue Discount and Amendment Fees	—	—	—	—
Accretion	203,838	—	(3,707)	—
Change in Unrealized Appreciation (Depreciation)	2,341,689	—	100,622	17,493
Balance as of September 30, 2024	$242,896,649	$2,951,885	$6,119,705	$45,275

The following table summarizes the valuation techniques and significant unobservable inputs used for the Fund's investments that are categorized in Level 3 of the fair value hierarchy as of September 30, 2024.

INVESTMENTS	FAIR VALUE	VALUATION TECHNIQUE	UNOBSERVABLE INPUTS	RANGE OF INPUTS		WEIGHTED AVERAGE	IMPACT ON VALUATION FROM AN INCREASE IN INPUT
Corporate Loans	$222,891,988	Income Approach	Discount Rate	8.00	% to 16.59%	10.18%	Decrease
	20,004,661	Recent Transaction	Recent Transaction Price	98.000	to 99.000	98.844	Increase
Preferred Stocks	2,951,885	Income Approach	Discount Rate	11.56	% to 17.00%	13.31%	Decrease
Subordinated Debt	6,119,705	Income Approach	Discount Rate	7.32	% to 11.56%	9.73%	Decrease
Warrants	45,275	Black Scholes Model	Revenue Multiple	3.62	to 7.84	6.07	Increase
			Volatility	60.00	% To 60.00%	60.00%	Increase
			Risk-Free Interest Rate	4.47	% to 4.71%	4.61%	Increase
			Estimated Time to Exit (In years)	2.00	to 3.00	2.42	Increase
	$252,013,514

*  The weighted average is calculated based on the fair value at September 30, 2024 for each Investment type and technique.

Note 5 — Capital Stock

The Fund is authorized as a Delaware statutory trust to issue an unlimited number of Shares in one or more classes, with a par value of $0.001. The minimum initial investment by an investor in the Fund is $2,500 with respect to Class A Shares and Class C Shares, $1,000,000 for Class I Shares and $10,000 with respect to Class M Shares, which stated minimum may be reduced for certain investors. Investors purchasing Class A Shares may be charged a front-end sales load of up to 2.25% of the investor's net purchase. Class C Shares, Class I Shares and Class M Shares are not subject to front-end sales loads. While Class M Shares are not charged a front-end sales load, if you purchase Class M Shares through certain financial firms, they may directly charge you transaction or other fees in such amount as they may determine.

A shareholder whose Shares (or a portion thereof) are repurchased by the Fund will not be entitled to a return of any sales charge that was charged in connection with the shareholder's purchase of the Shares.

Pursuant to Rule 23c-3 under the 1940 Act, on a quarterly basis, the Fund offers shareholders holding all classes of shares the option of tendering shares at NAV. The Board determines the quarterly repurchase offer amount ("Repurchase Offer Amount"), which can be no less than 5% and no more than 25% of all shares of all classes outstanding on the repurchase request deadline. If shareholders tender more than the Repurchase Offer Amount, the Fund may, but is not required to, repurchase an additional amount of shares not to exceed 2% of all outstanding shares of the Fund on the repurchase request

CALAMOS AKSIA ALTERNATIVE CREDIT AND INCOME FUND SEMIANNUAL REPORT

Notes to Consolidated Financial Statements (Unaudited)

deadline. If the Fund determines not to repurchase more than the Repurchase Offer Amount, or if shareholders tender Shares in an amount exceeding the Repurchase Offer Amount plus 2% of the outstanding Shares on the repurchase request deadline, the Fund will repurchase the Shares on a pro rata basis. However, the Fund may accept all shares tendered for repurchase by shareholders who own less than one hundred Shares and who tender all of their Shares, before prorating other amounts tendered. The results of the repurchase offers conducted for the six months ended September 30, 2024 are as follows:

Commencement Date	May 3, 2024	August 2, 2024
Repurchase Request	June 3, 2024	September 3, 2024
Repurchase Pricing date	June 3, 2024	September 3, 2024
Net Asset Value as of Repurchase Pricing Date
Class A	$10.62	$10.64
Class C	$10.61	$10.64
Class I	$10.62	$10.64
Class M	$10.61	$10.64
Amount Repurchased
Class A	$—	$—
Class C	$—	$—
Class I	$1,838,594	$4,244,165
Class M	$—	$—
Percentage of Outstanding Shares Repurchased
Class A	—%	—%
Class C	—%	—%
Class I	0.94%	1.58%
Class M	—%	—%

Note 6 — Investment Transactions

For the six months ended September 30, 2024, purchases net of unfunded commitments and sales of investments, excluding short-term investments, were $230,294,468 and $51,523,302, respectively.

Note 7 — Indemnifications

In the normal course of business, the Fund enters into contracts that contain a variety of representations which provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet occurred. However, the Fund expects the risk of loss to be remote.

Note 8 — Derivatives and Hedging Disclosures

U.S. GAAP requires enhanced disclosures about the Fund's derivative and hedging activities, including how such activities are accounted for and their effects on the Fund's financial position, performance and cash flows. The Fund invested in forward foreign exchange currency contracts for the six months ended September 30, 2024 in order to hedge portfolio currency risk. By entering into forward foreign exchange currency contracts, the Fund agrees to exchange different currencies at a specified exchange rate at an agreed-upon future date. The Fund may be susceptible to the risk of changes in the foreign exchange rate underlying the forward contract and of the counterparty's potential inability to fulfill the terms of the contract. The Fund may be susceptible to losses if interest rate or foreign currency exchange rates or credit quality changes are not correctly anticipated by the Fund or if the reference index, security or investments do not perform as expected, and are subject to counterparty credit, liquidity, valuation, correlation and leverage risk.

Notes to Consolidated Financial Statements (Unaudited)

The effects of these derivative instruments on the Fund's financial position and financial performance as reflected in the Consolidated Statement of Assets and Liabilities and Consolidated Statement of Operations are presented in the tables below. Forward contracts are not designated as hedging instruments. The fair values of derivative instruments as of September 30, 2024, and the realized and unrealized gain (loss) during the six months ended September 30, 2024 by risk category are as follows:

DERIVATIVES NOT DESIGNATED AS HEDGING INSTRUMENTS
		ASSET DERIVATIVES	LIABILITY DERIVATIVES
CONSOLIDATED STATEMENT OF ASSET AND LIABILITIES LOCATION	DERIVATIVES INSTRUMENTS	VALUE	VALUE
Net unrealized appreciation on forward foreign currency exchange contracts	Forward Contracts	$574	$—
Net unrealized depreciation on forward foreign currency exchange contracts	Forward Contracts	—	339,058
Total		$574	$339,058

AMOUNT OF NET REALIZED GAIN OR (LOSS) ON DERIVATIVES RECOGNIZED IN INCOME
DERIVATIVES INSTRUMENTS	FORWARD CONTRACTS
Forward Foreign Currency Exchange Contracts	$(616,282)
NET CHANGE IN UNREALIZED APPRECIATION/DEPRECIATION ON DERIVATIVES RECOGNIZED IN INCOME
DERIVATIVES INSTRUMENTS	FORWARD CONTRACTS
Forward Foreign Currency Exchange Contracts	$(497,859)

The quarterly average volumes of derivative instruments as of September 30, 2024 are as follows:

DERIVATIVES INSTRUMENTS	FORWARD CONTRACTS
Forward Foreign Currency Exchange Contracts (as represented by market value)	$(21,415,923)

Note 9 — Disclosures about Offsetting Assets and Liabilities

Disclosures about Offsetting Assets and Liabilities requires an entity to disclose information about offsetting and related arrangements to enable users of its financial statements to understand the effect of those arrangements on its financial position. The guidance requires retrospective application for all comparative periods presented.

A fund mitigates credit risk with respect to over the counter derivative counterparties through credit support annexes included with International Swaps and Derivatives Association, Inc. ("ISDA") Master Agreements or other Master Netting Agreements which are the standard contracts governing most derivative transactions between the fund and each of its counterparties. These agreements allow the fund and each counterparty to offset certain derivative financial instruments' payables and/or receivables against each other and/or with collateral, which is generally held by the fund's custodian. The amount of collateral moved to/from applicable counterparties is based upon minimum transfer amounts specified in the agreement. To the extent amounts due to the fund from its counterparties are not fully collateralized contractually or otherwise, the fund bears the risk of loss from counterparty non-performance.

It is the Fund's policy to recognize a net asset or liability equal to the unrealized appreciation (depreciation) of each derivative contract. As of September 30, 2024, the Fund is subject to master netting arrangements for forward foreign currency

CALAMOS AKSIA ALTERNATIVE CREDIT AND INCOME FUND SEMIANNUAL REPORT

Notes to Consolidated Financial Statements (Unaudited)

exchange contracts. The following table shows additional information regarding the offsetting of assets and liabilities, as of September 30, 2024.

	UNREALIZED APPRECIATION / DEPRECIATION ON FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS				GROSS AMOUNTS NOT OFFSET IN THE CONSOLIDATED STATEMENT OF ASSETS AND LIABILITIES
	COUNTERPARTY	GROSS AMOUNT	GROSS AMOUNT OFFSETT IN THE CONSOLIDATED STATEMENT OF ASSETS AND LIBILITIES	NET AMOUNTS PRESENTED IN THE CONSOLIDATED STATEMENT OF ASSETS AND LIABILITES	FINANCIAL INSTRUMENTS*	CASH COLLATERAL PLEDGED*	NET AMOUNT
Assets:
	JP Morgan	$574	$—	$574	$—	$—	$574
Total Assets		$574	$—	$574	$—	$—	$574
Liabilities:
	Bank of America	315,186	—	315,186	—	315,186	0
	Bank of New York	23,872	—	23,872	—	23,872	0
Total Liabilities		$339,058	$—	$339,058	$—	$339,058	$0

*  Amounts relate to master netting agreements and collateral agreements which have been determined by the Adviser to be legally enforceable in the event of default but where certain other criteria are not met in accordance with applicable offsetting accounting guidance. The collateral amounts may exceed the related net amounts of financial assets and liabilities presented in the Consolidated Statement of Assets and Liabilities. Where this is the case, the total amount reported is limited to the net amounts of financial assets and liabilities with that counterparty.

Note 10 — Private Investment Funds

The following table represents unfunded commitments and redemption restrictions of investments that are measured at NAV per share (or its equivalent) as a practical expedient as of September 30, 2024:

SECURITY DESCRIPTION	UNFUNDED COMMITTMENTS	REDEMPTIONS FREQUENCY	REDEMPTION NOTICE PERIOD	COST	FAIR VALUE	ORIGINAL ACQUISITION DATE
ACM ASOF VIII 757 Feeder LLC	$—	Not permitted	N/A	$2,000,000	$1,901,131	6/24/2024
BP Holdings Zeta LP	—	Not permitted	N/A	2,000,000	2,080,072	11/30/2023
Bridgepoint Credit Opportunities III "A" LP	2,179,602	Not permitted	N/A	627,080	1,295,072	10/31/2023
BSOF SRT Parallel Onshore Fund L.P.	—	Not permitted	N/A	925,257	996,512	9/5/2023
CCS Co-Investment Vehicle 1 LP Incorporated	1,238,368	Not permitted	N/A	1,801,800	2,371,543	3/26/2024
CL-EA Co-Investment Opportunities I, L.P.	—	Not permitted	N/A	2,057,844	2,057,844	5/31/2024
Dawson Portfolio Finance 5 LP	479,097	Not permitted	N/A	467,410	529,674	8/25/2023
Eagle Point SRT Co-Invest I LP	—	Not permitted	N/A	1,000,000	984,044	6/21/2023
Landmark Acquisition Fund 57 Wrigley LP	1,796,538	Not permitted	N/A	1,233,238	1,584,726	5/31/2024
Locust Point Senior Mortgage Fund, L.P.	677,288	Not permitted	N/A	5,822,712	5,822,712	9/30/2024
TPG Twin Brook Capital Income Fund	—	Quarterly	28 days	1,900,000	1,867,496	1/23/2024
T. Rowe Price OHA Select Private Credit Fund	—	Quarterly	29 days	1,900,000	1,881,662	3/4/2024
Total:	$6,370,893			$21,735,341	$23,372,488

Note 11 — Subsequent Events

In preparing these consolidated financial statements for the six months ended September 30, 2024, management has evaluated subsequent events through the date of issuance of the financial statements included herein.

The Board declared a cash dividend for Class A, Class C, Class M and Class I of $0.08293, $0.07629, $0.08500 and $0.07847, respectively, per share from undistributed investment income-net, payable on October 15, 2024 to Shareholders of record as of the close of business on October 14, 2024. The ex-dividend date was October 15, 2024.

Risk Factors

An investment in the Fund involves a high degree of risk and other considerations and, therefore, should be undertaken only by investors capable of evaluating the risks of the Fund and bearing the risks it represents. Below is a summary of some of the principal risks of investing in the Fund. For a more complete discussion of the risks of investing in the Fund, see "Types of Investments and Related Risks" in the Fund's prospectus.

•  Unlike most closed-end funds, the Fund's Shares will not be listed on any securities exchange;

•  Although the Fund has implemented a quarterly share repurchase program, there is no guarantee that an investor will be able to sell all of the Shares that the investor desires to sell. The Fund should therefore be considered to offer limited liquidity;

•  The capital markets may experience periods of disruption and instability, including as a result of events such as geopolitical events, natural disasters, or widespread pandemics or other adverse public health developments. Such market conditions may materially and adversely affect debt and equity capital markets, which may have a negative impact on the Fund's investments, business, and operations;

•  The Fund is exposed to risks associated with changes in interest rates;

•  The Fund's investments in securities and other obligations of companies that are experiencing distress involve a substantial degree of risk are generally considered speculative and may be subject to U.S. federal, state or non-U.S. bankruptcy laws or fraudulent transfer or conveyance laws;

•  Certain investments may be exposed to the credit risk of the counterparties with whom the Fund deals or of third- party contractual customers of such counterparties;

•  The valuation of securities or instruments that lack a central trading place (such as fixed-income securities or instruments) may carry greater risk than those that trade on an exchange;

•  The Fund's investments in certain portfolio companies may be risky. For the Fund's investments in senior secured lien loans, the collateral securing these investments may decrease in value or lose its entire value over time or may fluctuate based on the performance of the portfolio company which may lead to a loss in principal;

•  The Fund's investments may include securities that are rated below investment grade by rating agencies or that would be rated below investment grade if they were rated. Below investment grade securities, which are often referred to as "high yield" or "junk," have predominantly speculative characteristics with respect to the issuer's capacity to pay interest and repay principal and may be particularly susceptible to economic downturns, which could cause losses;

•  Derivative investments have risks, including the imperfect correlation between the value of such instruments and the underlying assets of the Fund;

•  The Fund may be materially adversely affected by market, economic and political conditions globally and in the jurisdictions and sectors in which the Fund invests;

•  Non-U.S. securities may be traded in undeveloped, inefficient, and less liquid markets and may experience greater price volatility and changes in value — changes in foreign currency exchange rates may adversely affect the U.S. dollar value of and returns on foreign denominated investments;

•  There is no assurance that the Fund's investment objectives will be achieved;

•  The Fund is a recently organized, non-diversified, closed-end investment company with limited operating history; and

•  To qualify and remain eligible for the special tax treatment accorded to RICs under the Code, the Fund must meet certain source-of-income, asset diversification and annual distribution requirements, and failure to do so could result in the loss of RIC status.

Accordingly, the Fund should be considered a speculative investment that entails substantial risks, and a prospective investor should invest in the Fund only if it can sustain a complete loss of its investment.

CALAMOS AKSIA ALTERNATIVE CREDIT AND INCOME FUND SEMIANNUAL REPORT

Calamos Investments® Privacy Policy

At Calamos Investments, we are committed to conducting ourselves with total integrity and to the highest standards of prudent business practice. Your financial privacy is an important part of these activities. Our Privacy Policy outlines the steps we take to protect your personal information. Preserving your trust and confidence reflects our dedication to maintaining long-term client relationships.

Why It Is Important We Share Our Privacy Policy

We believe that maintaining the privacy of your personal financial information is an essential piece of the service that we provide. This Privacy Policy explains how Calamos Investments handles your personal financial information, and the procedures that we follow to ensure your privacy.

What Types of Personal Information Does Calamos Investments Collect?

We collect information about you to help serve your financial needs, provide customer service, and fulfill various legal and regulatory requirements. The type of information that we collect from you will vary based upon the product or service that we provide, and may include:

•  Information included on applications, questionnaires, new account forms and other related forms such as your name, address, Social Security number, assets and income;

•  Information about your transactions with us such as purchases, sales, account balances, and bank account information;

•  Information provided or captured on our website; including any information captured on our website through the use of "cookies".

How Does Calamos Investments Share Your Information?

First and foremost, Calamos Investments does not sell lists of client information, nor do we disclose client information to marketing companies, with the exception of companies we may hire to provide specific services for us, as described below. We do not disclose any of the information described above to anyone, except as provided by law. Specifically, Calamos Investments may share non-public personal information with our affiliates in the course of processing transactions, managing accounts on your behalf, or to inform you of products or services that we believe may be of interest to you. Additionally, we may share non-public personal information with the following types of third parties:

•  Our financial service providers such as custodians and transfer agents; and

•  Non-financial companies under servicing or joint marketing agreements, such as printing firms and mailing firms that may assist us in the distribution of investor materials.

In all cases, your information is strictly protected. These third parties are bound by law or by contract to use your information only for the services for which we hired them, and are not permitted to use or share this information for any other purpose. This policy applies to current and former clients. If you access our services or products through another financial intermediary, such as a wrap fee sponsor, your intermediary's policy will govern how it uses your personal information.

Your Right to Opt Out

Calamos Investments does not sell or distribute non-public information to third parties, except as provided above. If, in the future, our policies were to change, you would be notified and provided an opportunity to opt out of our disclosing that information. That is, you could tell us not to disclose the information to any other person or entity at any time. Also, if our policies were to change in the future and you are in a state that requires opting in to the sharing of your non-public information (such as Colorado, Connecticut or Virginia), you would be notified and asked to opt in.

Calamos Investments does not discriminate against clients who exercise any privacy rights, nor do we discriminate in responding to client requests for access to or deletion of their personal information.

How We Keep Your Information Secure and Confidential

In order to further protect you, Calamos Investments maintains strict internal security measures and monitors where your personal data is held. We restrict access to your personal and account information to those employees who need to know that information to service your account. We also maintain physical, electronic and procedural safeguards that comply with industry standards to guard our non-public personal information.

To protect your accounts online, encryption technology — such as Transport Layer Security — is used to prevent unauthorized access. Before accessing your accounts online, you are required to provide verification of who you are and a password/PIN number. We request your help in this process by keeping your identification information and password/PIN number private and restricting access to your personal computer.

As a client of Calamos Investments, you can rely on our commitment to protect your personal information and privacy.

Calamos Investments® Privacy Policy

CALAMOS COMPANIES PROVIDING THIS NOTICE:

•  Calamos Advisors LLC

•  Calamos Advisors Trust

•  Calamos Financial Services LLC

•  Calamos Investment Trust

•  Calamos Wealth Management LLC

•  Calamos Convertible Opportunities and Income Fund

•  Calamos Convertible and High Income Fund

•  Calamos Dynamic Convertible and Income Fund

•  Calamos Global Dynamic Income Fund

•  Calamos Global Total Return Fund

•  Calamos Strategic Total Return Fund

•  Calamos Global Opportunities Fund LP

•  Calamos Long/Short Equity & Dynamic Income Trust

•  Calamos ETF Trust

•  Calamos Antetokounmpo Asset Management LLC

•  Calamos Aksia Alternative Credit and Income Fund

CALAMOS AKSIA ALTERNATIVE CREDIT AND INCOME FUND SEMIANNUAL REPORT

CAPIX can unlock the full spectrum of private credit

Many private credit registered funds have a narrow focus on US direct lending, whereas CAPIX sources investment opportunities across the global private credit universe — providing opportunities for enhanced income and portfolio diversification, as market conditions change.

AKSIA'S SOURCING COVERAGE EXTENDS ACROSS
THE GLOBAL PRIVATE CREDIT UNIVERSE

Before investing, carefully consider a fund's investment objectives, risks, charges and expenses. Please see the prospectus containing this and other information or call 866-363-9219. Please read the prospectus carefully. Performance data represents past performance, which is no guarantee of future results. Current performance may be lower or higher than the performance quoted.

Diversification and asset allocation do not guarantee a profit or protection against a loss. Investments in alternative strategies may not be suitable for all investors.

Fund holdings are subject to change daily. The Funds are actively managed. The information contained herein is based on internal research derived from various sources and does not purport to be statements of all material facts relating to the securities mentioned. The information contained herein, while not guaranteed as to accuracy or completeness, has been obtained from sources we believe to be reliable.

A description of the Calamos Proxy Voting Policies and Procedures and the Fund's proxy voting record for the 12-month period ended June 30 are available free of charge upon request by calling 888.882.8829, by visiting the Calamos Web site at www.calamos.com, by writing Calamos Aksia Alternative Credit and Income Fund, c/o UMB Fund Services, Inc., 235 West Galena Street, Milwaukee, WI 53212. The Fund's proxy voting record is also available free of charge by visiting the SEC Web site at www.sec.gov.

The Fund files a complete list of its portfolio holdings with the SEC for the first and third quarters each fiscal year as an exhibit to its reports on Form N-PORT. The Forms N-PORT are available free of charge, upon request, by calling or writing Calamos Investments at the phone number or address provided above or by visiting the SEC Web site at www.sec.gov.

The Fund's report to the SEC on Form N-CSR contains certifications by the fund's principal executive officer and principal financial officer as required by Rule 30a-2(a) under the 1940 Act, relating to, among other things, the quality of the Fund's disclosure controls and procedures and internal control over financial reporting.

TO OBTAIN INFORMATION ABOUT YOUR INVESTMENTS: 888.882.8829

VISIT OUR WEB SITE: www.calamos.com

INVESTMENT ADVISER:

Calamos Advisors LLC
2020 Calamos Court
Naperville, IL 60563-2787

INVESTMENT SUBADVISER:

Aksia LLC
New York, NY 10022

CUSTODIAN:
UMB Bank, n.a
Kansas City, MO

TRANSFER AGENT / ADMINSTRATIVE SERVICES:

UMB Fund Services, Inc.
235 West Galena Street
Milwaukee, WI 53212
888.882.8829

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM:

Cohen & Company, Ltd.
Chicago, IL

LEGAL COUNSEL:

Faegre Drinker Biddle & Reath LLP
One Logan Square, Ste 2000
Philadelphia, PA 19103

HOW TO INVEST IN CAPIX

Unlike most private asset funds, Calamos Aksia Alternative Credit and Income Fund does not require investor accreditation or qualification requirements. Investors can easily purchase fund shares on a daily basis.

Contact us to learn more:

866.363.9219

caminfo@calamos.com

www.calamos.com/capix

Calamos Financial Services LLC, Distributor
2020 Calamos Court | Naperville, IL 60563-2787
866.363.9219 | www.calamos.com | caminfo@calamos.com

© 2024 Calamos Investments LLC. All Rights Reserved. Calamos® and Calamos Investments® are registered trademarks of Calamos Investments LLC.

© 2024 Aksia LLC. All Rights Reserved. Aksia® is a registered trademark of Aksia LLC.

ACISAR 12055 093024

ITEM 1(b). Registrant has included in its Rule 30e-3(c) notice only the disclosures specified by Rule 30e-3(c)(1) and (2). Therefore, Registrant has not included a copy of the notice herewith.

ITEM 2. CODE OF ETHICS.

The information required by this Item 2 is only required in an annual report on this Form N-CSR.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

The information required by this Item 3 is only required in an annual report on this Form N-CSR.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

The information required by this Item 4 is only required in an annual report on this Form N-CSR.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

The information required by this Item 5 is only required in an annual report on this Form N-CSR.

ITEM 6. SCHEDULE OF INVESTMENTS

(a) Included in the Report to Shareholders in Item 1.

(b) Not applicable.

ITEM 7. FINANCIAL STATEMENTS AND FINANCIAL HIGHLIGHTS FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8. CHANGES IN AND DISAGREEMENTS WITH ACCOUNTANTS FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 9. PROXY DISCLOSURES FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 10. REMUNERATION PAID TO DIRECTORS, OFFICERS, AND OTHERS OF OPEN-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 11. STATEMENT REGARDING BASIS FOR APPROVAL OF INVESTMENT ADVISORY CONTRACT.

Not applicable

ITEM 12. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

The information required by this Item 12 is only required in an annual report on this Form N-CSR.

ITEM 13. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

(a)	The information required by this Item 13 is only required in an annual report on this Form N-CSR.

(b)	Not applicable.

ITEM 14. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

The information required by this Item 14 is only required in an annual report on this Form N-CSR.

ITEM 15. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

No material changes.

ITEM 16. CONTROLS AND PROCEDURES.

a) The registrant’s principal executive officer and principal financial officer have evaluated the registrant’s disclosure controls and procedures within 90 days of this filing and have concluded that the registrant’s disclosure controls and procedures were effective, as of that date, in ensuring that information required to be disclosed by the registrant in this Form N-CSR was recorded, processed, summarized, and reported within the time periods specified in the Commission’s rules and forms.

b) There were no changes in the registrant’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 17. DISCLOSURE OF SECURITIES LENDING ACTIVITIES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

The Fund did not participate directly in securities lending activity.

ITEM 18. RECOVERY OF ERRONEOUSLY AWARDED COMPENSATION.

Not applicable.

ITEM 19. EXHIBITS.

(a)(1) Code of Ethics - Not applicable for semiannual reports.

(a)(2)(i) [Certification of Principal Executive Officer.]

(a)(2)(ii) [Certification of Principal Financial Officer.]

(b) [Certifications pursuant to Section 906 of the Sarbanes Oxley Act of 2002].

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Calamos Aksia Alternative Credit and Income Fund

By:	/s/ Dan Dufresne
Name: Dan Dufresne
Title: Principal Executive Officer
Date: December 3, 2024

By:	/s/ Thomas E. Herman
Name: Thomas E. Herman
Title: Principal Financial Officer
Date: December 3, 2024

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Dan Dufresne
Name: Dan Dufresne
Title: Principal Executive Officer
Date: December 3, 2024

By:	/s/ Thomas E. Herman
Name: Thomas E. Herman
Title: Principal Financial Officer
Date: December 3, 2024